Vanguard® California Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (102.0%)
California (102.0%)
	Acalanes Union High School District GO	6.550%	8/1/2039	245	271
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2049	1,105	327
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2051	300	81
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2052	1,000	256
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/2052	620	624
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2053	1,700	403
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2053	2,090	507
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/37	0.000%	10/1/2051	50	28
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/2047	100	57
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/2048	100	56
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/2049	435	242
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/2052	1,745	968
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/2034	215	201
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/2035	50	34
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	250	254
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	1,210	1,225
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	220	223
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	2,350	2,376
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	350	354
	Alameda County CA Fremont Unified School District GO	3.250%	8/1/2032	265	265
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/2043	1,465	914
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2026	10	10
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2027	215	229
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2028	435	474
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2029	130	145
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2031	145	166
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2032	215	248
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2033	60	70
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2034	10	11
[1]	Alameda County Oakland Unified School District GO	5.000%	8/1/2026	110	110
	Alameda County Oakland Unified School District GO	5.000%	8/1/2028	60	61
	Alameda County Oakland Unified School District GO	5.000%	8/1/2029	55	56
[4]	Alameda County Oakland Unified School District GO	5.000%	8/1/2035	35	38
[1]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	70	58
	Alameda County Oakland Unified School District GO	3.000%	8/1/2041	370	291
[4]	Alameda County Oakland Unified School District GO	4.000%	8/1/2046	380	349
[1]	Alameda County Oakland Unified School District GO	5.250%	8/1/2048	250	260
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/2045	30	31
[5]	Anaheim Housing & Public Improvements Authority Electric Power & Light Revenue	5.000%	10/1/2032	1,000	1,104
[5]	Anaheim Housing & Public Improvements Authority Electric Power & Light Revenue	5.250%	10/1/2050	500	507
[5]	Anaheim Housing & Public Improvements Authority Electric Power & Light Revenue	5.500%	10/1/2055	300	308
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	100	109
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	645	671
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2050	295	295
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/2035	150	103
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2025	275	275
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2027	55	52
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2028	135	125
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2029	220	197
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2030	4,020	3,476
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2031	165	137
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2032	270	215
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2033	160	121
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project), ETM	0.000%	9/1/2036	250	170

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anaheim Union High School District GO	4.625%	8/1/2052	245	238
	Antelope Valley Community College District GO	0.000%	8/1/2048	2,260	734
	Antelope Valley Community College District GO	0.000%	8/1/2049	2,000	616
	Antelope Valley Community College District GO	0.000%	2/1/2050	1,000	299
	Antelope Valley Community College District GO	3.000%	8/1/2050	1,030	722
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program) PUT	5.000%	4/1/2028	1,800	1,861
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2026	695	707
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2026	1,000	1,017
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	1,535	1,605
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	145	152
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	500	523
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	435	467
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	10	11
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	15	16
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2029	45	46
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2029	430	474
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2030	670	753
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2030	200	225
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2031	160	163
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	350	399
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/2032	240	238
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2032	10	12
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2033	570	578
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2033	360	418
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2034	120	140
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2035	4,050	4,086
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/2036	345	331
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2036	40	45
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2036	250	288
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2037	515	517
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2038	165	165
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2040	150	160
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	700	758
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	250	271
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2042	650	608
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	35	37
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	730	760
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	350	363
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	500	529
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2045	1,500	1,551
	Bay Area Toll Authority Highway Revenue	3.500%	4/1/2047	580	462
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2047	455	401
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2047	500	522
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2049	225	196
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/2054	1,630	1,118
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2054	95	97
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/2056	3,450	2,114
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2056	665	568
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/2026	650	649
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/2026	3,815	3,817
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	1,490	1,451
[6]	Bay Area Toll Authority Highway Revenue VRDO	3.150%	9/2/2025	12,810	12,810
[6]	Bay Area Toll Authority Highway Revenue VRDO	3.400%	9/2/2025	925	925
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2027	730	763
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2029	60	66
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/2029	25	28
	Berkeley CA GO	3.250%	9/1/2045	165	129
	Beverly Hills CA Unified School District GO	0.000%	8/1/2030	115	102
	Beverly Hills CA Unified School District GO	0.000%	8/1/2031	25	21
	Beverly Hills CA Unified School District GO	0.000%	8/1/2032	465	383
	Beverly Hills CA Unified School District GO	0.000%	8/1/2033	1,235	975
	Beverly Hills CA Unified School District GO	0.000%	8/1/2037	150	88
	Beverly Hills CA Unified School District GO	0.000%	8/1/2038	20	11
	Beverly Hills CA Unified School District GO	0.000%	8/1/2039	40	21
	Beverly Hills CA Unified School District GO	3.000%	8/1/2044	55	43
	Burbank CA Electric Power & Light Revenue	5.000%	6/1/2048	1,125	1,147
	Burbank CA Electric Power & Light Revenue	5.000%	6/1/2053	350	356
[1]	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	4.000%	7/1/2054	250	216
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/2048	50	51

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Department of Water Resources Water Revenue	5.000%	12/1/2025	40	40
California Department of Water Resources Water Revenue	5.000%	12/1/2025	145	146
California Department of Water Resources Water Revenue	5.000%	12/1/2025	20	20
California Department of Water Resources Water Revenue	5.000%	12/1/2026	115	119
California Department of Water Resources Water Revenue	5.000%	12/1/2026	640	664
California Department of Water Resources Water Revenue	5.000%	12/1/2026	15	16
California Department of Water Resources Water Revenue	5.000%	12/1/2027	80	85
California Department of Water Resources Water Revenue	5.000%	12/1/2027	210	224
California Department of Water Resources Water Revenue	5.000%	12/1/2027	55	59
California Department of Water Resources Water Revenue	5.000%	12/1/2027	115	119
California Department of Water Resources Water Revenue	5.000%	12/1/2028	300	311
California Department of Water Resources Water Revenue	5.000%	12/1/2028	2,235	2,451
California Department of Water Resources Water Revenue	5.000%	12/1/2028	75	82
California Department of Water Resources Water Revenue	5.000%	12/1/2029	140	145
California Department of Water Resources Water Revenue	5.000%	12/1/2029	25	28
California Department of Water Resources Water Revenue	5.000%	12/1/2029	360	399
California Department of Water Resources Water Revenue	5.000%	12/1/2030	1,215	1,252
California Department of Water Resources Water Revenue	5.000%	12/1/2030	150	165
California Department of Water Resources Water Revenue	5.000%	12/1/2030	230	243
California Department of Water Resources Water Revenue	4.000%	12/1/2031	85	86
California Department of Water Resources Water Revenue	5.000%	12/1/2031	360	408
California Department of Water Resources Water Revenue	5.000%	12/1/2031	160	165
California Department of Water Resources Water Revenue	5.000%	12/1/2031	210	220
California Department of Water Resources Water Revenue	5.000%	12/1/2031	515	561
California Department of Water Resources Water Revenue	5.000%	12/1/2032	295	331
California Department of Water Resources Water Revenue	5.000%	12/1/2032	300	325
California Department of Water Resources Water Revenue	5.000%	12/1/2032	180	188
California Department of Water Resources Water Revenue	5.000%	12/1/2033	340	379
California Department of Water Resources Water Revenue	5.000%	12/1/2033	745	802
California Department of Water Resources Water Revenue	5.000%	12/1/2034	200	221
California Department of Water Resources Water Revenue	5.000%	12/1/2034	90	96
California Department of Water Resources Water Revenue	4.000%	12/1/2035	185	186
California Department of Water Resources Water Revenue	5.000%	12/1/2035	235	258
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2026	355	368
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2026	15	16
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2027	1,840	1,965
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2028	75	82
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2028	15	16
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2028	2,500	2,742
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2029	190	213
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2029	10	11
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2030	80	92
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2030	100	115
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2030	55	63
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2031	140	162
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2031	15	17
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2032	70	79
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2033	70	79
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2033	55	64
California Department of Water Resources Water Revenue (Central Valley Project)	4.000%	12/1/2034	60	63
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2034	10	11
California Department of Water Resources Water Revenue (Central Valley Project)	4.000%	12/1/2035	90	94
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2035	15	17
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/2026	190	197
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/2027	85	91
California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/2029	60	66
California Educational Facilities Authority College & University Revenue	5.000%	5/1/2029	110	122
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2033	995	1,165
California Educational Facilities Authority College & University Revenue	5.000%	10/1/2035	1,230	1,455
California Educational Facilities Authority College & University Revenue	5.000%	4/1/2042	100	100
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	870	947
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	490	533
California Educational Facilities Authority College & University Revenue	5.000%	10/1/2043	260	260
California Educational Facilities Authority College & University Revenue	5.000%	12/1/2044	150	144
California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	2,160	2,313
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2046	1,975	2,099
California Educational Facilities Authority College & University Revenue	4.000%	4/1/2047	285	252
California Educational Facilities Authority College & University Revenue	5.000%	4/1/2047	825	802
California Educational Facilities Authority College & University Revenue	5.000%	10/1/2048	210	207
California Educational Facilities Authority College & University Revenue	5.000%	5/1/2049	3,015	3,177

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Educational Facilities Authority College & University Revenue	2.250%	4/1/2051	935	569
California Educational Facilities Authority College & University Revenue	5.000%	4/1/2051	1,090	1,143
California Educational Facilities Authority College & University Revenue	5.000%	10/1/2053	500	485
California Educational Facilities Authority College & University Revenue	5.000%	10/1/2055	3,100	3,163
California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	2,315	2,632
California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2035	2,850	3,305
California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/2026	100	101
California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/2026	85	86
California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/2026	40	41
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2049	240	249
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2049	1,090	1,099
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2054	455	469
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/2059	485	508
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/2059	100	101
California Enterprise Development Authority Private Schools Revenue (Castilleja School Foundation Project)	4.000%	6/1/2054	150	126
California GO	4.000%	9/1/2025	50	50
California GO	5.000%	9/1/2025	200	200
California GO	5.000%	9/1/2025	260	260
California GO	5.000%	9/1/2025	75	75
California GO	5.000%	9/1/2025	105	105
California GO	5.000%	9/1/2025	230	230
California GO	5.000%	9/1/2025	830	830
California GO	5.000%	9/1/2025	240	240
California GO	5.000%	9/1/2025	95	95
California GO	4.000%	10/1/2025	100	100
California GO	5.000%	10/1/2025	275	276
California GO	5.000%	10/1/2025	170	170
California GO	4.000%	11/1/2025	15	15
California GO	5.000%	11/1/2025	165	166
California GO	5.000%	11/1/2025	125	126
California GO	5.000%	11/1/2025	10	10
California GO	5.000%	11/1/2025	20	20
California GO	5.000%	12/1/2025	15	15
California GO	3.000%	3/1/2026	195	196
California GO	4.000%	3/1/2026	45	45
California GO	4.000%	3/1/2026	100	101
California GO	5.000%	4/1/2026	90	91
California GO	5.000%	4/1/2026	10	10
California GO	5.000%	4/1/2026	100	102
California GO	5.000%	8/1/2026	935	960
California GO	5.000%	8/1/2026	585	600
California GO	5.000%	8/1/2026	210	210
California GO	5.000%	8/1/2026	200	205
California GO	5.000%	8/1/2026	80	82
California GO	5.000%	8/1/2026	170	174
California GO	5.000%	8/1/2026	685	703
California GO	5.000%	8/1/2026	25	26
California GO	4.000%	9/1/2026	50	51
California GO	4.000%	9/1/2026	1,055	1,075
California GO	5.000%	9/1/2026	540	555
California GO	5.000%	9/1/2026	150	154
California GO	5.000%	9/1/2026	60	62
California GO	5.000%	9/1/2026	105	108
California GO	5.000%	9/1/2026	330	339
California GO	5.000%	9/1/2026	160	165
California GO	5.000%	9/1/2026	230	237
California GO	5.000%	9/1/2026	115	118
California GO	4.000%	10/1/2026	65	66
California GO	5.000%	10/1/2026	645	665
California GO	5.000%	10/1/2026	600	619
California GO	5.000%	10/1/2026	1,145	1,164
California GO	5.000%	10/1/2026	85	88
California GO	5.000%	10/1/2026	60	62
California GO	4.000%	11/1/2026	175	179
California GO	5.000%	11/1/2026	830	858

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	11/1/2026	10	10
	California GO	5.000%	11/1/2026	45	47
	California GO	5.000%	11/1/2026	285	295
	California GO	5.000%	12/1/2026	2,070	2,144
[7]	California GO	5.000%	2/1/2027	200	208
	California GO	3.000%	3/1/2027	270	273
	California GO	4.000%	3/1/2027	850	874
	California GO	5.000%	4/1/2027	690	721
	California GO	5.000%	4/1/2027	230	240
	California GO	5.000%	4/1/2027	40	42
	California GO	3.500%	8/1/2027	2,135	2,187
	California GO	5.000%	8/1/2027	995	1,021
	California GO	5.000%	8/1/2027	1,350	1,386
	California GO	5.000%	8/1/2027	80	84
	California GO	5.000%	8/1/2027	430	454
	California GO	5.000%	8/1/2027	250	264
	California GO	5.000%	8/1/2027	50	53
	California GO	5.000%	8/1/2027	255	269
	California GO	4.000%	9/1/2027	180	187
	California GO	4.000%	9/1/2027	55	57
	California GO	5.000%	9/1/2027	35	36
	California GO	5.000%	9/1/2027	115	118
	California GO	5.000%	9/1/2027	115	122
	California GO	5.000%	9/1/2027	360	380
	California GO	5.000%	9/1/2027	15	16
	California GO	5.000%	9/1/2027	550	581
	California GO	4.000%	10/1/2027	255	265
	California GO	5.000%	10/1/2027	620	657
	California GO	5.000%	10/1/2027	125	127
	California GO	5.000%	10/1/2027	260	275
	California GO	5.000%	10/1/2027	50	53
	California GO	5.000%	10/1/2027	320	339
	California GO	5.000%	11/1/2027	215	228
	California GO	5.000%	11/1/2027	240	255
	California GO	5.000%	11/1/2027	120	127
	California GO	5.000%	11/1/2027	160	170
	California GO	5.000%	11/1/2027	140	149
	California GO	5.000%	11/1/2027	35	37
	California GO	5.000%	12/1/2027	310	330
	California GO	3.000%	3/1/2028	55	56
	California GO	4.000%	3/1/2028	55	57
	California GO	5.000%	3/1/2028	1,500	1,605
	California GO	5.000%	3/1/2028	3,000	3,209
	California GO	5.000%	4/1/2028	780	836
	California GO	5.000%	4/1/2028	610	654
	California GO	5.000%	4/1/2028	10	11
	California GO	5.000%	8/1/2028	200	205
	California GO	5.000%	8/1/2028	220	225
	California GO	5.000%	8/1/2028	230	242
	California GO	5.000%	8/1/2028	255	255
	California GO	5.000%	8/1/2028	25	26
	California GO	5.000%	8/1/2028	1,055	1,140
	California GO	5.000%	8/1/2028	270	292
	California GO	5.000%	8/1/2028	650	703
	California GO	4.000%	9/1/2028	10	10
	California GO	4.000%	9/1/2028	475	500
	California GO	4.000%	9/1/2028	2,000	2,105
	California GO	5.000%	9/1/2028	2,265	2,326
	California GO	5.000%	9/1/2028	225	225
	California GO	5.000%	9/1/2028	215	233
	California GO	5.000%	9/1/2028	35	36
	California GO	5.000%	9/1/2028	125	135
	California GO	5.000%	9/1/2028	80	87
	California GO	5.000%	9/1/2028	100	108
	California GO	5.000%	9/1/2028	200	205
	California GO	3.000%	10/1/2028	285	285
	California GO	3.250%	10/1/2028	120	120
	California GO	5.000%	10/1/2028	1,755	1,904
	California GO	5.000%	10/1/2028	135	147
	California GO	5.000%	10/1/2028	145	157

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	10/1/2028	880	955
California GO	5.000%	10/1/2028	205	222
California GO	5.000%	11/1/2028	1,720	1,822
California GO	5.000%	11/1/2028	340	370
California GO	5.000%	11/1/2028	540	587
California GO	5.000%	11/1/2028	210	228
California GO	5.000%	11/1/2028	80	87
California GO	5.000%	12/1/2028	1,755	1,912
California GO	3.000%	3/1/2029	350	350
California GO	3.000%	3/1/2029	300	300
California GO	5.000%	3/1/2029	420	460
California GO	5.000%	3/1/2029	700	767
California GO	5.000%	4/1/2029	3,005	3,296
California GO	5.000%	4/1/2029	155	170
California GO	5.000%	4/1/2029	205	225
California GO	3.000%	8/1/2029	55	55
California GO	5.000%	8/1/2029	320	328
California GO	5.000%	8/1/2029	450	473
California GO	5.000%	8/1/2029	155	155
California GO	5.000%	8/1/2029	30	31
California GO	5.000%	8/1/2029	310	326
California GO	5.000%	8/1/2029	190	200
California GO	5.000%	8/1/2029	625	690
California GO	5.000%	8/1/2029	45	50
California GO	3.000%	9/1/2029	340	340
California GO	4.000%	9/1/2029	370	395
California GO	5.000%	9/1/2029	390	400
California GO	5.000%	9/1/2029	1,640	1,683
California GO	5.000%	9/1/2029	1,245	1,378
California GO	5.000%	9/1/2029	580	642
California GO	5.000%	9/1/2029	385	426
California GO	5.000%	9/1/2029	185	205
California GO	5.000%	10/1/2029	375	416
California GO	5.000%	10/1/2029	460	467
California GO	5.000%	10/1/2029	115	125
California GO	5.000%	10/1/2029	65	72
California GO	5.000%	10/1/2029	2,000	2,217
California GO	5.000%	10/1/2029	525	582
California GO	5.000%	10/1/2029	340	377
California GO	4.000%	11/1/2029	160	171
California GO	5.000%	11/1/2029	330	366
California GO	5.000%	11/1/2029	35	39
California GO	5.000%	11/1/2029	125	132
California GO	5.000%	11/1/2029	330	366
California GO	5.000%	11/1/2029	660	733
California GO	5.000%	12/1/2029	105	117
California GO	5.000%	3/1/2030	320	357
California GO	5.000%	3/1/2030	90	100
California GO	5.000%	4/1/2030	140	153
California GO	5.000%	4/1/2030	80	89
California GO	5.000%	4/1/2030	805	899
California GO	5.000%	4/1/2030	285	311
California GO	5.000%	8/1/2030	230	236
California GO	5.000%	8/1/2030	850	892
California GO	5.000%	8/1/2030	1,820	1,957
California GO	5.000%	8/1/2030	170	174
California GO	5.000%	8/1/2030	250	281
California GO	5.000%	8/1/2030	55	62
California GO	5.000%	8/1/2030	20	21
California GO	5.000%	9/1/2030	230	236
California GO	5.000%	9/1/2030	100	100
California GO	5.000%	9/1/2030	50	56
California GO	5.000%	9/1/2030	275	310
California GO	5.000%	9/1/2030	555	625
California GO	5.000%	9/1/2030	55	62
California GO	5.000%	9/1/2030	5	6
California GO	3.500%	10/1/2030	110	110
California GO	5.000%	10/1/2030	840	924
California GO	5.000%	10/1/2030	410	442
California GO	5.000%	10/1/2030	365	411

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	10/1/2030	220	248
	California GO	4.000%	11/1/2030	45	48
	California GO	5.000%	11/1/2030	220	232
	California GO	5.000%	11/1/2030	3,155	3,562
	California GO	5.000%	11/1/2030	540	610
	California GO	5.000%	12/1/2030	435	492
	California GO	5.000%	3/1/2031	805	892
	California GO	5.000%	3/1/2031	20	23
	California GO	5.000%	4/1/2031	600	679
	California GO	5.000%	4/1/2031	250	283
	California GO	5.000%	4/1/2031	315	342
	California GO	5.000%	4/1/2031	1,590	1,725
	California GO	5.000%	8/1/2031	200	204
	California GO	5.000%	8/1/2031	290	329
	California GO	5.000%	8/1/2031	500	568
	California GO	5.000%	8/1/2031	3,610	4,101
	California GO	5.000%	8/1/2031	80	84
	California GO	3.250%	9/1/2031	130	130
	California GO	3.500%	9/1/2031	100	100
	California GO	4.000%	9/1/2031	85	86
	California GO	5.000%	9/1/2031	365	374
	California GO	5.000%	9/1/2031	265	301
	California GO	5.000%	9/1/2031	940	1,069
	California GO	5.000%	9/1/2031	125	142
	California GO	5.000%	9/1/2031	800	910
	California GO	5.000%	9/1/2031	150	171
	California GO	5.000%	9/1/2031	200	227
	California GO	5.000%	9/1/2031	520	591
	California GO	5.000%	10/1/2031	525	574
	California GO	5.000%	10/1/2031	235	267
	California GO	5.000%	10/1/2031	225	256
	California GO	5.000%	11/1/2031	105	110
	California GO	5.000%	11/1/2031	275	307
	California GO	5.000%	11/1/2031	185	199
	California GO	5.000%	11/1/2031	335	382
	California GO	5.000%	11/1/2031	3,050	3,409
	California GO	5.000%	12/1/2031	195	222
	California GO	5.000%	12/1/2031	25	25
	California GO	5.000%	3/1/2032	50	55
	California GO	5.000%	3/1/2032	400	457
	California GO	5.000%	4/1/2032	175	189
	California GO	5.000%	4/1/2032	1,810	2,068
	California GO	5.000%	4/1/2032	760	868
	California GO	5.000%	4/1/2032	140	151
	California GO	5.000%	8/1/2032	240	250
	California GO	5.000%	8/1/2032	65	66
	California GO	5.000%	8/1/2032	1,255	1,438
[1]	California GO	5.250%	8/1/2032	2,255	2,579
	California GO	2.500%	9/1/2032	140	132
	California GO	3.000%	9/1/2032	230	229
	California GO	4.000%	9/1/2032	10	10
	California GO	4.000%	9/1/2032	210	212
	California GO	4.000%	9/1/2032	110	111
	California GO	5.000%	9/1/2032	110	112
	California GO	5.000%	9/1/2032	1,580	1,615
	California GO	5.000%	9/1/2032	1,240	1,398
	California GO	5.000%	9/1/2032	130	149
	California GO	5.000%	9/1/2032	160	183
	California GO	5.000%	9/1/2032	1,075	1,233
	California GO	5.000%	9/1/2032	655	751
	California GO	5.000%	9/1/2032	235	269
	California GO	5.000%	10/1/2032	135	147
	California GO	5.000%	10/1/2032	430	481
	California GO	5.000%	10/1/2032	70	79
	California GO	5.000%	10/1/2032	130	149
	California GO	5.000%	11/1/2032	220	235
	California GO	5.000%	11/1/2032	400	443
	California GO	5.000%	11/1/2032	2,130	2,445
	California GO	5.000%	11/1/2032	305	338
	California GO	5.000%	11/1/2032	120	133

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	12/1/2032	260	264
California GO	5.000%	3/1/2033	65	71
California GO	5.000%	3/1/2033	85	93
California GO	5.000%	3/1/2033	65	75
California GO	5.000%	4/1/2033	675	725
California GO	5.000%	4/1/2033	1,830	2,071
California GO	5.000%	4/1/2033	80	92
California GO	3.500%	8/1/2033	15	15
California GO	4.000%	8/1/2033	210	211
California GO	5.000%	8/1/2033	105	107
California GO	5.000%	8/1/2033	55	55
California GO	5.000%	8/1/2033	200	207
California GO	5.000%	8/1/2033	760	774
California GO	5.000%	8/1/2033	115	132
California GO	5.000%	8/1/2033	1,745	2,010
California GO	5.000%	8/1/2033	315	363
California GO	3.000%	9/1/2033	400	394
California GO	3.375%	9/1/2033	65	65
California GO	4.000%	9/1/2033	55	55
California GO	5.000%	9/1/2033	35	40
California GO	5.000%	9/1/2033	105	121
California GO	5.000%	9/1/2033	1,080	1,245
California GO	5.000%	9/1/2033	425	490
California GO	5.000%	9/1/2033	165	190
California GO	5.000%	9/1/2033	530	611
California GO	3.000%	10/1/2033	245	244
California GO	4.000%	10/1/2033	185	195
California GO	5.000%	10/1/2033	370	423
California GO	5.000%	10/1/2033	25	29
California GO	5.000%	3/1/2034	315	341
California GO	5.000%	3/1/2034	15	16
California GO	4.000%	8/1/2034	550	592
California GO	5.000%	8/1/2034	105	107
California GO	5.000%	8/1/2034	55	64
California GO	4.000%	9/1/2034	140	141
California GO	4.000%	9/1/2034	380	381
California GO	4.000%	9/1/2034	100	108
California GO	5.000%	9/1/2034	90	92
California GO	5.000%	9/1/2034	325	325
California GO	5.000%	9/1/2034	50	51
California GO	5.000%	9/1/2034	140	157
California GO	5.000%	9/1/2034	325	370
California GO	5.000%	9/1/2034	535	618
California GO	5.000%	9/1/2034	260	300
California GO	5.000%	9/1/2034	1,400	1,617
California GO	3.000%	10/1/2034	340	333
California GO	4.000%	10/1/2034	225	235
California GO	5.000%	10/1/2034	445	503
California GO	4.000%	11/1/2034	215	224
California GO	5.000%	12/1/2034	135	147
California GO	5.000%	3/1/2035	1,010	1,086
California GO	5.000%	3/1/2035	945	1,090
California GO	5.000%	4/1/2035	505	537
California GO	5.000%	4/1/2035	420	466
California GO	5.000%	4/1/2035	1,275	1,343
California GO	3.500%	8/1/2035	165	160
California GO	4.000%	8/1/2035	1,150	1,152
California GO	5.000%	8/1/2035	75	76
California GO	5.000%	8/1/2035	60	60
California GO	5.000%	8/1/2035	40	41
California GO	5.000%	8/1/2035	10	11
California GO	3.000%	9/1/2035	50	47
California GO	4.000%	9/1/2035	120	120
California GO	4.000%	9/1/2035	1,000	1,002
California GO	4.000%	9/1/2035	50	50
California GO	5.000%	9/1/2035	1,480	1,505
California GO	5.000%	9/1/2035	110	112
California GO	5.000%	9/1/2035	330	366
California GO	5.000%	9/1/2035	75	83
California GO	5.000%	9/1/2035	85	96

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	9/1/2035	570	646
California GO	5.000%	9/1/2035	265	300
California GO	3.000%	10/1/2035	485	457
California GO	4.000%	10/1/2035	490	506
California GO	5.000%	10/1/2035	40	40
California GO	5.000%	10/1/2035	3,000	3,359
California GO	4.000%	11/1/2035	200	201
California GO	4.000%	11/1/2035	130	134
California GO	5.000%	12/1/2035	70	76
California GO	4.000%	3/1/2036	2,000	2,039
California GO	5.000%	3/1/2036	1,000	1,138
California GO	5.000%	4/1/2036	575	608
California GO	4.000%	8/1/2036	95	95
California GO	4.000%	8/1/2036	60	62
California GO	5.000%	8/1/2036	790	801
California GO	5.000%	8/1/2036	255	262
California GO	5.000%	8/1/2036	460	518
California GO	4.000%	9/1/2036	105	105
California GO	4.000%	9/1/2036	510	510
California GO	5.000%	9/1/2036	735	746
California GO	5.000%	9/1/2036	235	259
California GO	5.000%	9/1/2036	10	10
California GO	5.000%	9/1/2036	435	484
California GO	5.000%	9/1/2036	385	431
California GO	3.000%	10/1/2036	565	519
California GO	4.000%	10/1/2036	515	521
California GO	4.000%	10/1/2036	875	892
California GO	5.000%	10/1/2036	1,150	1,274
California GO	4.000%	11/1/2036	20	20
California GO	4.000%	11/1/2036	10	10
California GO	5.000%	11/1/2036	25	26
California GO	5.000%	11/1/2036	30	32
California GO	5.000%	12/1/2036	170	183
California GO	4.000%	3/1/2037	260	263
California GO	5.000%	4/1/2037	105	114
California GO	4.000%	8/1/2037	5	5
California GO	5.000%	8/1/2037	70	73
California GO	5.000%	8/1/2037	800	886
California GO	4.000%	9/1/2037	125	124
California GO	4.000%	9/1/2037	525	534
California GO	5.000%	9/1/2037	50	51
California GO	5.000%	9/1/2037	558	612
California GO	5.000%	9/1/2037	2,120	2,338
California GO	3.000%	10/1/2037	410	368
California GO	4.000%	10/1/2037	185	186
California GO	4.000%	10/1/2037	20	20
California GO	5.000%	10/1/2037	510	549
California GO	4.000%	11/1/2037	60	60
California GO	5.000%	11/1/2037	25	26
California GO	5.000%	11/1/2037	75	77
California GO	5.000%	11/1/2037	3,260	3,543
California GO	4.000%	3/1/2038	440	442
California GO	5.000%	3/1/2038	120	133
California GO	5.000%	4/1/2038	10	10
California GO	4.000%	8/1/2038	10	10
California GO	5.000%	8/1/2038	90	91
California GO	5.000%	9/1/2038	185	202
California GO	5.000%	8/1/2039	640	698
California GO	5.000%	9/1/2039	490	525
California GO	5.000%	9/1/2039	720	783
California GO	5.000%	9/1/2039	175	190
California GO	4.000%	10/1/2039	2,375	2,345
California GO	5.000%	10/1/2039	25	25
California GO	5.000%	10/1/2039	505	545
California GO	5.250%	10/1/2039	130	131
California GO	4.000%	11/1/2039	250	249
California GO	5.000%	11/1/2039	45	46
California GO	4.000%	3/1/2040	710	700
California GO	3.000%	11/1/2040	185	154
California GO	5.000%	9/1/2041	520	546

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	9/1/2041	115	123
California GO	4.000%	10/1/2041	1,105	1,076
California GO	5.000%	10/1/2041	390	408
California GO	3.000%	11/1/2041	300	243
California GO	5.000%	3/1/2042	595	638
California GO	4.000%	4/1/2042	350	333
California GO	5.000%	4/1/2042	1,335	1,357
California GO	5.000%	4/1/2042	140	147
California GO	4.000%	9/1/2042	615	589
California GO	5.000%	9/1/2042	855	897
California GO	4.000%	10/1/2042	165	157
California GO	5.000%	10/1/2042	410	420
California GO	5.000%	10/1/2042	990	1,048
California GO	5.000%	11/1/2042	1,350	1,417
California GO	5.000%	3/1/2043	1,000	1,060
California GO	4.000%	4/1/2043	550	512
California GO	4.000%	9/1/2043	1,465	1,385
California GO	4.000%	9/1/2043	100	94
California GO	5.000%	9/1/2043	2,435	2,557
California GO	5.000%	9/1/2043	850	897
California GO	5.000%	9/1/2043	190	200
California GO	2.250%	11/1/2043	110	74
California GO	2.375%	12/1/2043	190	131
California GO	5.000%	12/1/2043	110	114
California GO	4.000%	8/1/2044	250	231
California GO	5.250%	8/1/2044	1,400	1,499
California GO	5.000%	9/1/2044	1,110	1,164
California GO	4.000%	10/1/2044	425	388
California GO	4.000%	11/1/2044	270	247
California GO	4.000%	3/1/2045	175	159
California GO	4.125%	3/1/2045	2,000	1,895
California GO	5.000%	3/1/2045	250	262
California GO	3.250%	4/1/2045	375	296
California GO	5.000%	4/1/2045	1,000	1,019
California GO	4.000%	8/1/2045	315	285
California GO	5.000%	8/1/2045	1,385	1,386
California GO	4.000%	9/1/2045	450	407
California GO	5.000%	9/1/2045	940	948
California GO	5.000%	10/1/2045	135	140
California GO	5.250%	10/1/2045	75	79
California GO	4.000%	11/1/2045	450	407
California GO	3.000%	3/1/2046	555	415
California GO	4.000%	3/1/2046	60	54
California GO	4.000%	8/1/2046	250	224
California GO	5.000%	8/1/2046	225	226
California GO	3.000%	9/1/2046	825	606
California GO	4.000%	9/1/2046	225	202
California GO	5.000%	9/1/2046	95	96
California GO	2.375%	10/1/2046	485	318
California GO	3.000%	12/1/2046	1,145	852
California GO	5.000%	4/1/2047	1,635	1,678
California GO	4.000%	9/1/2047	255	232
California GO	5.250%	9/1/2047	390	407
California GO	3.625%	10/1/2047	150	122
California GO	5.000%	10/1/2047	1,000	1,002
California GO	4.000%	11/1/2047	795	708
California GO	5.000%	11/1/2047	205	207
California GO	5.000%	9/1/2048	1,475	1,530
California GO	4.125%	3/1/2049	1,035	966
California GO	5.000%	3/1/2049	1,195	1,241
California GO	4.000%	4/1/2049	370	330
California GO	4.000%	4/1/2049	15	13
California GO	5.000%	4/1/2049	110	111
California GO	4.000%	8/1/2049	95	86
California GO	5.000%	8/1/2049	100	104
California GO	5.500%	8/1/2049	425	458
California GO	3.000%	10/1/2049	100	72
California GO	2.500%	12/1/2049	570	365
California GO	3.000%	12/1/2049	50	36
California GO	2.500%	3/1/2050	715	454

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	3.000%	3/1/2050	110	79
	California GO	3.000%	3/1/2050	860	614
	California GO	4.000%	10/1/2050	150	133
	California GO	5.250%	10/1/2050	1,000	1,043
	California GO	3.000%	11/1/2050	2,485	1,766
	California GO	2.375%	10/1/2051	480	290
	California GO	3.000%	4/1/2052	610	431
	California GO	4.000%	9/1/2052	350	307
	California GO	5.000%	9/1/2052	130	134
	California GO	5.000%	9/1/2053	315	325
	California GO	5.250%	9/1/2053	1,915	1,995
	California GO	4.000%	8/1/2054	265	230
	California GO	5.500%	8/1/2054	185	198
	California GO	5.000%	3/1/2055	1,795	1,853
	California GO, ETM	4.000%	11/1/2030	5	5
	California GO, Prere.	4.000%	3/1/2030	35	37
	California GO, Prere.	5.000%	3/1/2030	15	17
	California GO, Prere.	4.000%	11/1/2030	5	5
	California GO, Prere.	4.000%	11/1/2030	5	5
	California GO, Prere.	5.000%	11/1/2030	5	6
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2026	90	93
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2029	280	300
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2049	50	48
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2054	100	95
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2059	75	71
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2042	105	107
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2047	355	358
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2050	240	244
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2052	835	838
	California Infrastructure & Economic Development Bank College & University Revenue	4.500%	5/15/2055	770	726
	California Infrastructure & Economic Development Bank College & University Revenue	5.250%	5/15/2059	995	1,027
[7]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/2026	345	354
[8]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	155	165
[7]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	580	620
[7]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	415	443
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/2047	55	57
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/2052	180	186
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2044	100	101
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2049	2,645	2,643
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	4.000%	10/1/2026	225	230
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	6/1/2028	20	22
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	2/1/2033	100	100
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	6/1/2033	250	291
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/2045	1,480	1,331
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2025	100	100
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2026	100	103
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2026	280	285
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2026	125	129
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	25	26
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	125	127
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2028	105	113
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2028	40	42
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2028	80	81
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2029	70	75
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2029	35	37
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2029	385	430
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2030	580	605
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2030	70	75
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2030	55	56
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2031	510	542
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2031	260	299
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2032	240	254
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2032	100	116
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2033	35	40
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2033	40	42
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2034	80	91
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2034	135	142
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2035	190	199
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2035	15	17
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2036	70	78

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2037	280	288
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2038	20	20
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2040	500	502
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2041	115	114
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2042	205	200
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2047	20	18
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2048	50	45
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2043	140	137
	California Municipal Finance Authority College & University Revenue	4.000%	6/1/2047	135	114
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/2053	155	159
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/2028	25	26
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/2028	15	16
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/2028	40	43
	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	6/1/2032	1,435	1,521
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2043	790	801
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2048	1,040	1,043
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	350	374
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2036	845	865
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2039	1,000	1,010
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2046	395	350
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2048	250	209
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2048	650	616
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2049	500	471
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2051	50	35
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2051	70	65
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2052	500	466
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	355	241
	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.400%	9/2/2025	620	620
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	3,740	1,036
	California State Public Works Board Intergovernmental Agreement Revenue	5.000%	11/1/2028	100	109
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2025	95	95
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2026	170	172
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2026	380	389
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2026	315	324
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2027	50	53
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2027	210	223
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2028	275	294
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2028	1,280	1,386
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2028	40	42
	California State Public Works Board Lease (Abatement) Revenue	3.000%	12/1/2028	265	265
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2029	190	208
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2029	155	164
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2030	430	481
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2030	90	101
	California State Public Works Board Lease (Abatement) Revenue	3.250%	12/1/2030	270	270
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2031	890	1,007
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/2031	10	10
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2031	630	717
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2032	400	457
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2032	565	637
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2033	570	637
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2034	610	676
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2035	595	650
	California State Public Works Board Lease (Abatement) Revenue	3.500%	12/1/2035	160	155
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2036	200	225
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2036	335	363
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2037	345	384
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2038	125	137
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2039	95	103
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2041	160	170
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2042	1,240	1,310
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2042	35	33
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	200	210
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2043	820	762
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	95	99
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2044	1,120	1,024
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2045	35	36
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2045	150	136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2046	50	45
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2047	125	111
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2049	660	675
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2025	150	150
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2025	35	35
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2025	35	35
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2026	145	149
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2026	510	523
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2026	645	665
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2026	70	72
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2027	110	113
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/2028	100	108
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2028	260	283
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2028	150	164
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	130	144
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	95	105
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2029	55	61
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2029	25	26
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2030	25	28
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2030	230	252
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2030	405	459
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/2031	40	40
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	260	296
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	295	336
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2031	100	101
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2031	195	212
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2031	10	10
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/2032	50	50
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	390	447
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	125	143
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2032	65	66
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2032	110	119
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2032	355	408
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/2033	30	30
[4]	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.125%	5/1/2033	190	189
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2033	380	439
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2033	1,615	1,865
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	110	118
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	50	51
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	100	116
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2033	145	165
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/2034	135	149
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2034	1,125	1,305
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2034	510	583
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2034	20	21
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2034	20	20
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2034	200	226
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/2035	60	66
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2035	185	209
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2035	200	229
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2035	210	233
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2036	35	40
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2036	300	306
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	160	178
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	235	264
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2036	290	318
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2037	25	28
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2037	375	417
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	4/1/2038	500	562
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2038	50	54
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2038	850	928
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2038	2,000	2,182
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2039	335	363
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/2039	190	166
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2040	10	10
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	11/1/2043	265	265
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	240	245
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	125	130
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2045	115	104
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2045	30	31

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2046	910	816
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2047	135	138
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2049	340	298
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2050	1,000	1,024
California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/2026	15	15
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2026	80	82
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2027	130	137
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2031	350	398
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2032	25	28
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2032	35	40
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2033	50	56
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2034	525	581
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2034	205	227
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2035	15	16
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/2037	325	328
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2038	300	299
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2040	510	536
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2041	305	291
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2046	680	609
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2046	425	432
California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	5.000%	11/1/2046	190	193
California State University College & University Revenue	5.000%	11/1/2025	25	25
California State University College & University Revenue	5.000%	11/1/2025	150	151
California State University College & University Revenue	5.000%	11/1/2025	100	100
California State University College & University Revenue	5.000%	11/1/2026	15	15
California State University College & University Revenue	5.000%	11/1/2026	90	92
California State University College & University Revenue	5.000%	11/1/2027	170	178
California State University College & University Revenue	5.000%	11/1/2027	665	677
California State University College & University Revenue	5.000%	11/1/2027	1,000	1,060
California State University College & University Revenue	5.000%	11/1/2027	145	146
California State University College & University Revenue	5.000%	11/1/2028	445	453
California State University College & University Revenue	5.000%	11/1/2028	70	73
California State University College & University Revenue	5.000%	11/1/2028	1,000	1,088
California State University College & University Revenue	5.000%	11/1/2029	235	246
California State University College & University Revenue	5.000%	11/1/2029	545	554
California State University College & University Revenue	5.000%	11/1/2030	15	16
California State University College & University Revenue	5.000%	11/1/2030	135	137
California State University College & University Revenue	5.000%	11/1/2030	1,150	1,303
California State University College & University Revenue	5.000%	11/1/2030	200	201
California State University College & University Revenue	5.000%	11/1/2030	5	5
California State University College & University Revenue	5.000%	11/1/2031	570	593
California State University College & University Revenue	5.000%	11/1/2031	490	497
California State University College & University Revenue	5.000%	11/1/2031	305	306
California State University College & University Revenue	5.000%	11/1/2031	5	5
California State University College & University Revenue	5.000%	11/1/2032	360	374
California State University College & University Revenue	5.000%	11/1/2032	1,170	1,186
California State University College & University Revenue	5.000%	11/1/2032	500	579
California State University College & University Revenue	5.000%	11/1/2032	470	472
California State University College & University Revenue	5.000%	11/1/2032	10	10
California State University College & University Revenue	3.000%	11/1/2033	305	295
California State University College & University Revenue	5.000%	11/1/2033	775	802
California State University College & University Revenue	5.000%	11/1/2033	225	228
California State University College & University Revenue	5.000%	11/1/2033	15	15
California State University College & University Revenue	4.000%	11/1/2034	590	592
California State University College & University Revenue	4.000%	11/1/2034	10	10
California State University College & University Revenue	5.000%	11/1/2034	85	90
California State University College & University Revenue	5.000%	11/1/2035	30	31
California State University College & University Revenue	5.000%	11/1/2035	385	405
California State University College & University Revenue	5.000%	11/1/2035	50	58
California State University College & University Revenue	3.125%	11/1/2036	410	376
California State University College & University Revenue	4.000%	11/1/2036	315	316
California State University College & University Revenue	4.000%	11/1/2036	5	5
California State University College & University Revenue	5.000%	11/1/2036	95	96
California State University College & University Revenue	5.000%	11/1/2036	430	450
California State University College & University Revenue	5.000%	11/1/2036	10	11
California State University College & University Revenue	5.000%	11/1/2036	500	574
California State University College & University Revenue	3.200%	11/1/2037	250	227
California State University College & University Revenue	4.000%	11/1/2037	685	678
California State University College & University Revenue	5.000%	11/1/2037	80	82
California State University College & University Revenue	5.000%	11/1/2037	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue	4.000%	11/1/2038	525	512
	California State University College & University Revenue	5.000%	11/1/2038	40	41
	California State University College & University Revenue	5.000%	11/1/2038	140	141
	California State University College & University Revenue	5.000%	11/1/2038	5	5
	California State University College & University Revenue	5.000%	11/1/2039	50	55
	California State University College & University Revenue	5.000%	11/1/2039	1,000	1,107
	California State University College & University Revenue	5.000%	11/1/2040	10	10
	California State University College & University Revenue	5.000%	11/1/2040	375	411
	California State University College & University Revenue	5.000%	11/1/2041	1,305	1,314
	California State University College & University Revenue	5.000%	11/1/2041	110	118
	California State University College & University Revenue	5.000%	11/1/2042	2,500	2,520
	California State University College & University Revenue	5.000%	11/1/2042	100	107
	California State University College & University Revenue	4.000%	11/1/2043	205	186
	California State University College & University Revenue	5.000%	11/1/2043	15	15
	California State University College & University Revenue	5.000%	11/1/2043	470	497
	California State University College & University Revenue	5.000%	11/1/2043	500	532
	California State University College & University Revenue	5.000%	11/1/2043	465	467
	California State University College & University Revenue	5.000%	11/1/2043	15	15
	California State University College & University Revenue	5.000%	11/1/2044	100	102
	California State University College & University Revenue	5.000%	11/1/2044	450	473
	California State University College & University Revenue	5.000%	11/1/2044	1,525	1,611
	California State University College & University Revenue	4.000%	11/1/2045	965	861
	California State University College & University Revenue	5.000%	11/1/2045	1,000	1,004
	California State University College & University Revenue	3.000%	11/1/2046	295	216
	California State University College & University Revenue	5.000%	11/1/2046	1,440	1,502
	California State University College & University Revenue	5.000%	11/1/2047	90	90
	California State University College & University Revenue	5.000%	11/1/2047	115	116
	California State University College & University Revenue	5.000%	11/1/2048	280	282
	California State University College & University Revenue	5.250%	11/1/2048	175	183
	California State University College & University Revenue	5.000%	11/1/2049	230	231
	California State University College & University Revenue	5.500%	11/1/2049	715	766
	California State University College & University Revenue	5.000%	11/1/2050	1,060	1,065
	California State University College & University Revenue	5.250%	11/1/2050	1,000	1,047
	California State University College & University Revenue	3.000%	11/1/2052	25	17
	California State University College & University Revenue	5.250%	11/1/2053	2,830	2,936
	California State University College & University Revenue	4.000%	11/1/2055	325	278
	California State University College & University Revenue	5.500%	11/1/2055	800	852
	California State University College & University Revenue	4.625%	11/1/2056	665	643
	California State University College & University Revenue	5.250%	11/1/2056	1,000	1,044
	California State University College & University Revenue PUT	0.550%	11/1/2026	85	83
	California State University College & University Revenue PUT	3.125%	11/1/2026	580	581
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/2045	250	224
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/2051	365	316
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	2/15/2026	105	106
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.250%	5/15/2031	125	123
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.500%	5/15/2036	100	94
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2040	65	65
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2046	170	151
	Campbell Union High School District GO, Prere.	4.000%	8/1/2026	20	20
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	75	77
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	70	72
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	150	154
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	175	180
	Campbell Union School District GO	0.000%	8/1/2040	100	52
[1]	Centinela Valley Union High School District GO	3.000%	8/1/2044	70	53
[1]	Centinela Valley Union High School District GO	4.000%	8/1/2047	245	215
[1]	Centinela Valley Union High School District GO	4.000%	8/1/2050	170	146
	Cerritos Community College District GO	0.000%	8/1/2026	1,900	1,864
	Cerritos Community College District GO	0.000%	8/1/2029	1,000	908
	Cerritos Community College District GO	3.000%	8/1/2044	50	38
	Cerritos Community College District GO	4.000%	8/1/2049	670	593
	Chabot-Las Positas Community College District GO	4.000%	8/1/2033	300	301
	Chabot-Las Positas Community College District GO	4.000%	8/1/2035	150	150
	Chabot-Las Positas Community College District GO	4.000%	8/1/2037	1,155	1,152
	Chabot-Las Positas Community College District GO	4.000%	8/1/2042	515	477
	Chabot-Las Positas Community College District GO	4.000%	8/1/2047	95	85
	Chabot-Las Positas Community College District GO	5.250%	8/1/2048	60	62
	Chaffey Community College District GO, Prere.	4.000%	6/1/2028	135	142
	Chaffey Community College District GO, Prere.	5.000%	6/1/2028	215	231
	Chaffey Joint Union High School District GO	0.000%	8/1/2026	630	610

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chaffey Joint Union High School District GO	0.000%	8/1/2036	850	540
	Chaffey Joint Union High School District GO	0.000%	8/1/2040	200	99
	Chico Unified School District GO	4.500%	8/1/2049	1,400	1,343
	Chino Basin Regional Financing Authority Lease Revenue, ETM	4.000%	11/1/2025	1,835	1,840
	Chino Valley Unified School District GO	0.000%	8/1/2036	185	118
	Chino Valley Unified School District GO	0.000%	8/1/2040	100	49
	Chino Valley Unified School District GO	0.000%	8/1/2045	450	163
	Chino Valley Unified School District GO	4.000%	8/1/2045	790	711
	Chino Valley Unified School District GO	0.000%	8/1/2047	150	49
	Chino Valley Unified School District GO	0.000%	8/1/2048	740	229
	Chino Valley Unified School District GO	5.000%	8/1/2055	580	585
	Citrus Community College District GO	5.000%	8/1/2049	150	154
[3]	Clovis Unified School District GO	0.000%	8/1/2029	70	63
	Clovis Unified School District GO	5.250%	8/1/2042	370	387
	Clovis Unified School District GO	5.000%	8/1/2047	750	761
	Clovis Unified School District GO	4.000%	8/1/2048	860	755
	Coast Community College District GO	3.000%	8/1/2039	45	38
	Coast Community College District GO	0.000%	8/1/2040	225	113
	Coast Community College District GO	0.000%	8/1/2041	1,625	765
	Coast Community College District GO	0.000%	8/1/2042	245	109
	Coast Community College District GO	4.000%	8/1/2042	180	167
	Coast Community College District GO	0.000%	8/1/2043	1,350	567
	Coast Community College District GO, Prere.	4.500%	8/1/2027	300	314
[1]	Colton Joint Unified School District GO	0.000%	8/1/2042	95	42
[4]	Compton CA Unified School District GO	0.000%	6/1/2036	250	158
[4]	Compton CA Unified School District GO	0.000%	6/1/2037	800	473
[4]	Compton CA Unified School District GO	0.000%	6/1/2040	1,090	527
[4]	Compton CA Unified School District GO	3.000%	6/1/2049	395	284
[4]	Compton CA Unified School District GO	4.000%	6/1/2049	480	423
	Concord CA COP	2.125%	4/1/2041	330	221
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/2031	60	69
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/2032	170	183
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/2033	110	117
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/2034	10	11
	Corona-Norco Unified School District GO	4.000%	8/1/2039	150	147
	Corona-Norco Unified School District GO	4.000%	8/1/2043	50	46
	Corona-Norco Unified School District GO	3.000%	8/1/2044	60	45
	Corona-Norco Unified School District GO	4.000%	8/1/2044	175	160
	Corona-Norco Unified School District GO	4.000%	8/1/2049	430	376
[2]	Cypress School District GO, 8.125% coupon rate effective 8/1/31	0.000%	8/1/2050	895	801
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.375%	12/1/2041	440	386
	Desert Community College District GO	4.000%	8/1/2039	100	98
	Desert Community College District GO	4.000%	8/1/2051	400	346
	Desert Community College District GO	4.000%	8/1/2051	770	668
	Desert Community College District GO, Prere.	5.000%	2/1/2026	100	101
	Desert Community College District GO, Prere.	5.000%	2/1/2026	90	91
	Desert Sands Unified School District GO	4.000%	8/1/2050	500	436
	Downey Unified School District GO	4.000%	8/1/2048	510	458
	Downey Unified School District GO	4.000%	8/1/2052	150	131
	Dublin Unified School District GO	4.125%	8/1/2049	45	40
	Dublin Unified School District GO	4.250%	8/1/2053	220	198
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2028	460	483
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	135	142
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2030	810	847
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2030	95	108
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2031	350	365
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2031	70	80
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2032	265	275
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2032	95	110
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2033	175	181
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2033	200	234
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2034	30	31
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2035	205	211
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2036	265	295
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2040	85	92
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2043	10	11
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	50	53
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2045	1,000	1,010
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2049	220	227

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2050	500	519
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2054	495	509
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2055	1,250	1,292
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	2,720	2,733
	East County Advanced Water Purification Joint Powers Authority Water Revenue	5.000%	9/1/2026	1,700	1,734
[1]	East Side Union High School District GO	5.000%	8/1/2031	70	80
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/2033	65	66
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/2035	80	80
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/2036	55	60
	Eastern Municipal Water District Water Revenue	5.000%	7/1/2042	60	60
	Eastern Municipal Water District Water Revenue	5.000%	7/1/2045	50	50
	El Camino Community College District Foundation GO	0.000%	8/1/2033	185	143
	El Camino Community College District Foundation GO	0.000%	8/1/2038	175	103
	El Camino Community College District Foundation GO	4.000%	8/1/2041	1,010	930
	El Dorado Irrigation District COP	4.000%	3/1/2050	25	21
	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/2026	250	254
[1]	El Monte Union High School District GO	0.000%	6/1/2042	95	43
	El Monte Union High School District GO	0.000%	6/1/2044	200	77
	El Monte Union High School District GO	0.000%	6/1/2045	250	91
	El Monte Union High School District GO	0.000%	6/1/2046	800	274
	El Monte Union High School District GO	4.000%	6/1/2046	820	740
[4]	Elk Grove Unified School District COP	3.125%	2/1/2040	690	586
	Elk Grove Unified School District GO	4.000%	8/1/2046	325	294
	Elk Grove Unified School District GO	4.000%	8/1/2048	305	273
[1]	Folsom Cordova Unified School District GO	4.000%	10/1/2044	1,405	1,283
[1]	Fontana Unified School District GO	2.375%	8/1/2044	285	182
	Fontana Unified School District GO	5.250%	8/1/2050	250	262
[7]	Foothill-De Anza Community College District GO	0.000%	8/1/2036	400	268
	Foothill-De Anza Community College District GO	3.000%	8/1/2039	225	194
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	1,035	864
	Foothill-De Anza Community College District GO	4.000%	8/1/2040	1,060	1,041
	Foothill-De Anza Community College District GO	5.000%	8/1/2044	400	426
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.300%	1/15/2029	115	126
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.500%	1/15/2031	100	115
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2035	250	179
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/2042	500	562
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2043	725	680
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	255	232
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	3,130	2,842
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/2053	530	410
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/2053	2,125	1,786
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2026	2,265	2,247
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2027	290	281
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2028	1,620	1,537
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2029	160	148
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2030	80	72
[1]	Fowler Unified School District GO	0.000%	8/1/2040	75	38
	Fremont Union High School District GO	3.000%	8/1/2039	200	174
	Fremont Union High School District GO	5.000%	8/1/2043	80	84
	Fremont Union High School District GO	4.000%	8/1/2046	200	183
	Fremont Union High School District GO	4.000%	8/1/2046	50	46
	Fresno Unified School District GO	3.000%	8/1/2041	60	60
	Fresno Unified School District GO	3.000%	8/1/2041	465	369
	Fresno Unified School District GO	4.000%	8/1/2041	1,320	1,219
	Fresno Unified School District GO	4.000%	8/1/2046	160	139
	Fresno Unified School District GO	4.000%	8/1/2052	380	321
	Fresno Unified School District GO	4.000%	8/1/2055	20	17
	Fullerton Joint Union High School District GO	4.000%	8/1/2054	15	13
[4]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2049	500	504
[4]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	4.000%	4/1/2054	265	228
	Glendale CA Community College District GO	4.000%	8/1/2046	85	75
	Glendale CA Community College District GO	3.000%	8/1/2047	270	192
	Glendale CA Community College District GO	4.000%	8/1/2050	465	403
	Glendale CA Community College District GO, Prere.	5.250%	8/1/2027	100	106
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2051	215	217
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2052	1,000	1,009
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2054	135	136
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2054	365	367
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/2025	70	70
	Glendale Community College District GO	0.000%	2/1/2045	200	75

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2027	70	73
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2028	105	113
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2044	455	465
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/2047	295	265
	Hayward Area Recreation & Park District GO	4.000%	8/1/2046	250	229
	Hayward CA Sewer Revenue	4.000%	3/1/2052	500	435
	Hayward CA Sewer Revenue	4.000%	3/1/2055	500	429
	Hayward Unified School District COP	5.250%	8/1/2047	1,500	1,505
[1]	Hayward Unified School District GO	3.500%	8/1/2037	150	144
[1]	Hayward Unified School District GO	4.000%	8/1/2042	125	114
[4]	Hayward Unified School District GO	4.000%	8/1/2043	1,310	1,184
[4]	Hayward Unified School District GO	5.000%	8/1/2044	750	759
[4]	Hayward Unified School District GO	4.000%	8/1/2048	145	129
[1]	Hayward Unified School District GO	4.000%	8/1/2050	905	791
[1]	Hayward Unified School District GO	5.250%	8/1/2050	150	155
[1]	Hayward Unified School District GO	5.250%	8/1/2054	250	259
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2032	80	81
	Imperial Irrigation District Electric System Electric Power & Light Revenue	3.000%	11/1/2033	510	495
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2034	130	133
	Imperial Irrigation District Electric System Electric Power & Light Revenue	3.125%	11/1/2035	265	252
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2036	495	500
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2037	45	45
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2038	625	630
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2041	850	858
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2046	320	323
[4]	Indio Finance Authority Lease (Abatement) Revenue	5.250%	11/1/2042	25	27
[4]	Indio Finance Authority Lease (Abatement) Revenue	4.500%	11/1/2052	50	48
	Inglewood Unified School District GO	5.500%	8/1/2042	1,500	1,644
	Inglewood Unified School District GO	5.500%	8/1/2043	1,400	1,526
[4]	Irvine CA Special Tax Revenue	5.250%	9/1/2053	1,000	1,021
[4]	Irvine CA Special Tax Revenue	4.000%	9/1/2058	505	428
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2043	270	271
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2048	1,085	1,089
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	4.250%	5/1/2053	1,120	986
[4]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.000%	9/1/2048	1,175	1,197
[4]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	0.000%	9/1/2049	900	263
[4]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.250%	9/1/2053	125	129
[4]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	4.000%	9/1/2058	595	501
	Irvine Ranch Water District COP	5.000%	3/1/2041	80	81
	Irvine Ranch Water District COP	5.000%	3/1/2046	205	206
[6]	Irvine Ranch Water District Water Revenue VRDO	3.580%	9/2/2025	600	600
	Kern Community College District GO	5.250%	8/1/2038	50	55
	Lakeside San Diego County Union School District GO	0.000%	8/1/2035	910	638
	Lakeside San Diego County Union School District GO	0.000%	8/1/2050	85	25
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2046	1,360	1,189
	Lodi CA Unified School District GO	3.000%	8/1/2043	135	103
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2047	130	131
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2049	825	837
	Long Beach Community College District GO	4.000%	8/1/2045	315	286
[2]	Long Beach Community College District GO, 4.750% coupon rate effective 8/1/32	0.000%	8/1/2049	200	128
	Long Beach Unified School District GO	4.000%	8/1/2030	285	288
	Long Beach Unified School District GO	3.000%	8/1/2032	100	99
	Long Beach Unified School District GO	0.000%	8/1/2038	100	55
	Long Beach Unified School District GO	3.000%	8/1/2047	495	352
	Long Beach Unified School District GO	3.000%	8/1/2048	300	211
	Long Beach Unified School District GO	4.000%	8/1/2048	900	793
	Long Beach Unified School District GO	3.000%	8/1/2050	265	182
	Long Beach Unified School District GO	4.000%	8/1/2050	200	174
	Long Beach Unified School District GO	4.000%	8/1/2053	1,440	1,240
	Los Angeles CA Community College District GO	5.000%	6/1/2026	1,185	1,212
	Los Angeles CA Community College District GO	5.000%	8/1/2026	405	416
	Los Angeles CA Community College District GO	5.000%	8/1/2026	80	82
	Los Angeles CA Community College District GO	5.000%	8/1/2026	140	144
	Los Angeles CA Community College District GO	5.000%	8/1/2027	755	798
	Los Angeles CA Community College District GO	5.000%	8/1/2027	165	174
	Los Angeles CA Community College District GO	5.000%	8/1/2027	110	116
	Los Angeles CA Community College District GO	5.000%	8/1/2028	190	206
	Los Angeles CA Community College District GO	5.000%	8/1/2028	2,350	2,553
	Los Angeles CA Community College District GO	5.000%	8/1/2029	50	56
	Los Angeles CA Community College District GO	5.000%	8/1/2029	1,165	1,298

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Community College District GO	5.000%	8/1/2029	90	100
Los Angeles CA Community College District GO	5.000%	8/1/2030	210	239
Los Angeles CA Community College District GO	5.000%	8/1/2030	175	199
Los Angeles CA Community College District GO	5.000%	8/1/2030	1,285	1,462
Los Angeles CA Community College District GO	5.000%	8/1/2031	105	121
Los Angeles CA Community College District GO	5.000%	8/1/2032	235	273
Los Angeles CA Community College District GO	5.000%	8/1/2033	175	205
Los Angeles CA Community College District GO	5.000%	8/1/2034	145	170
Los Angeles CA Community College District GO	5.000%	8/1/2035	10	11
Los Angeles CA Community College District GO	4.000%	8/1/2036	10	10
Los Angeles CA Community College District GO	5.000%	8/1/2036	55	56
Los Angeles CA Community College District GO	5.000%	8/1/2036	225	252
Los Angeles CA Community College District GO	4.000%	8/1/2037	125	125
Los Angeles CA Community College District GO	5.000%	8/1/2037	45	50
Los Angeles CA Community College District GO	4.000%	8/1/2038	125	124
Los Angeles CA Community College District GO	4.000%	8/1/2038	25	25
Los Angeles CA Community College District GO	5.000%	8/1/2038	335	376
Los Angeles CA Community College District GO	3.000%	8/1/2039	445	385
Los Angeles CA Community College District GO	3.000%	8/1/2039	100	86
Los Angeles CA Community College District GO	4.000%	8/1/2039	120	118
Los Angeles CA Community College District GO	4.000%	8/1/2041	370	352
Los Angeles CA Solid Waste Resources Recovery Revenue	3.000%	2/1/2033	425	424
Los Angeles CA Solid Waste Resources Recovery Revenue	5.000%	2/1/2038	95	105
Los Angeles CA Unified School District COP	5.000%	10/1/2025	20	20
Los Angeles CA Unified School District COP	5.000%	10/1/2026	35	36
Los Angeles CA Unified School District COP	5.000%	10/1/2029	10	11
Los Angeles CA Unified School District COP	5.000%	10/1/2030	10	11
Los Angeles CA Unified School District COP	5.000%	10/1/2031	40	46
Los Angeles CA Unified School District COP	5.000%	10/1/2032	100	115
Los Angeles CA Unified School District COP	5.000%	10/1/2033	100	116
Los Angeles CA Unified School District COP	5.000%	10/1/2034	220	253
Los Angeles CA Unified School District COP	5.000%	10/1/2035	215	244
Los Angeles CA Unified School District COP	5.000%	10/1/2036	355	395
Los Angeles CA Unified School District COP	5.000%	10/1/2037	80	88
Los Angeles CA Unified School District COP	5.000%	10/1/2038	5	5
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2025	30	30
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2026	55	57
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2029	15	17
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2030	15	17
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2031	60	68
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2032	150	172
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2033	150	173
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	315	362
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	315	362
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	520	598
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	115	132
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	655	753
Los Angeles CA Unified School District GO	5.000%	7/1/2026	405	406
Los Angeles CA Unified School District GO	5.000%	7/1/2026	725	743
Los Angeles CA Unified School District GO	5.000%	7/1/2026	395	405
Los Angeles CA Unified School District GO	5.000%	7/1/2026	225	231
Los Angeles CA Unified School District GO	5.000%	7/1/2026	3,460	3,546
Los Angeles CA Unified School District GO	5.000%	7/1/2026	390	400
Los Angeles CA Unified School District GO	5.000%	7/1/2027	805	822
Los Angeles CA Unified School District GO	5.000%	7/1/2027	605	638
Los Angeles CA Unified School District GO	5.000%	7/1/2027	355	375
Los Angeles CA Unified School District GO	5.000%	7/1/2027	60	63
Los Angeles CA Unified School District GO	5.000%	7/1/2027	410	433
Los Angeles CA Unified School District GO	5.000%	7/1/2027	275	290
Los Angeles CA Unified School District GO	5.000%	7/1/2027	1,500	1,583
Los Angeles CA Unified School District GO	5.000%	7/1/2027	150	158
Los Angeles CA Unified School District GO	5.000%	7/1/2027	50	53
Los Angeles CA Unified School District GO	5.000%	7/1/2028	110	118
Los Angeles CA Unified School District GO	5.000%	7/1/2028	760	824
Los Angeles CA Unified School District GO	5.000%	7/1/2028	220	238
Los Angeles CA Unified School District GO	5.000%	7/1/2028	575	587
Los Angeles CA Unified School District GO	5.000%	7/1/2028	990	1,073
Los Angeles CA Unified School District GO	5.000%	7/1/2028	255	276
Los Angeles CA Unified School District GO	5.000%	7/1/2028	280	303
Los Angeles CA Unified School District GO	5.000%	7/1/2028	180	195

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District GO	5.000%	7/1/2028	450	488
Los Angeles CA Unified School District GO	2.000%	7/1/2029	1,000	968
Los Angeles CA Unified School District GO	5.000%	7/1/2029	435	483
Los Angeles CA Unified School District GO	5.000%	7/1/2029	65	69
Los Angeles CA Unified School District GO	5.000%	7/1/2029	100	111
Los Angeles CA Unified School District GO	5.000%	7/1/2029	240	266
Los Angeles CA Unified School District GO	5.000%	7/1/2029	1,255	1,393
Los Angeles CA Unified School District GO	5.000%	7/1/2029	70	78
Los Angeles CA Unified School District GO	5.000%	7/1/2029	25	28
Los Angeles CA Unified School District GO	5.000%	7/1/2029	180	200
Los Angeles CA Unified School District GO	5.000%	7/1/2030	495	546
Los Angeles CA Unified School District GO	5.000%	7/1/2030	460	469
Los Angeles CA Unified School District GO	5.000%	7/1/2030	10	11
Los Angeles CA Unified School District GO	5.000%	7/1/2030	410	465
Los Angeles CA Unified School District GO	5.000%	7/1/2030	220	249
Los Angeles CA Unified School District GO	5.000%	7/1/2030	210	238
Los Angeles CA Unified School District GO	5.000%	7/1/2030	1,555	1,763
Los Angeles CA Unified School District GO	5.000%	7/1/2030	185	210
Los Angeles CA Unified School District GO	5.000%	7/1/2030	365	414
Los Angeles CA Unified School District GO	3.000%	7/1/2031	200	200
Los Angeles CA Unified School District GO	5.000%	7/1/2031	25	27
Los Angeles CA Unified School District GO	5.000%	7/1/2031	55	58
Los Angeles CA Unified School District GO	5.000%	7/1/2031	1,385	1,592
Los Angeles CA Unified School District GO	5.000%	7/1/2031	10	12
Los Angeles CA Unified School District GO	3.000%	7/1/2032	1,055	1,040
Los Angeles CA Unified School District GO	4.000%	7/1/2032	295	311
Los Angeles CA Unified School District GO	4.000%	7/1/2032	75	79
Los Angeles CA Unified School District GO	5.000%	7/1/2032	10	12
Los Angeles CA Unified School District GO	5.000%	7/1/2032	75	84
Los Angeles CA Unified School District GO	5.000%	7/1/2032	260	273
Los Angeles CA Unified School District GO	5.000%	7/1/2032	390	424
Los Angeles CA Unified School District GO	5.000%	7/1/2032	5,480	6,368
Los Angeles CA Unified School District GO	4.000%	7/1/2033	10	10
Los Angeles CA Unified School District GO	4.000%	7/1/2033	240	246
Los Angeles CA Unified School District GO	5.000%	7/1/2033	245	272
Los Angeles CA Unified School District GO	5.000%	7/1/2033	40	46
Los Angeles CA Unified School District GO	5.000%	7/1/2033	230	240
Los Angeles CA Unified School District GO	5.000%	7/1/2033	185	205
Los Angeles CA Unified School District GO	5.000%	7/1/2033	4,800	5,630
Los Angeles CA Unified School District GO	5.000%	7/1/2033	75	87
Los Angeles CA Unified School District GO	3.000%	1/1/2034	90	87
Los Angeles CA Unified School District GO	5.000%	7/1/2034	55	64
Los Angeles CA Unified School District GO	5.000%	7/1/2034	3,090	3,628
Los Angeles CA Unified School District GO	5.000%	7/1/2034	10	12
Los Angeles CA Unified School District GO	5.000%	7/1/2034	445	502
Los Angeles CA Unified School District GO	3.000%	7/1/2035	140	131
Los Angeles CA Unified School District GO	4.000%	7/1/2035	485	496
Los Angeles CA Unified School District GO	5.000%	7/1/2035	785	856
Los Angeles CA Unified School District GO	5.000%	7/1/2035	100	115
Los Angeles CA Unified School District GO	5.000%	7/1/2035	180	201
Los Angeles CA Unified School District GO	4.000%	7/1/2036	160	163
Los Angeles CA Unified School District GO	4.000%	7/1/2036	445	455
Los Angeles CA Unified School District GO	5.000%	7/1/2036	810	918
Los Angeles CA Unified School District GO	5.000%	7/1/2036	130	149
Los Angeles CA Unified School District GO	5.000%	7/1/2036	500	577
Los Angeles CA Unified School District GO	4.000%	7/1/2037	175	177
Los Angeles CA Unified School District GO	4.000%	7/1/2037	125	126
Los Angeles CA Unified School District GO	5.000%	7/1/2037	30	31
Los Angeles CA Unified School District GO	5.000%	7/1/2037	60	66
Los Angeles CA Unified School District GO	5.000%	7/1/2037	10	11
Los Angeles CA Unified School District GO	5.000%	7/1/2037	225	254
Los Angeles CA Unified School District GO	3.000%	7/1/2038	35	31
Los Angeles CA Unified School District GO	4.000%	7/1/2038	1,730	1,732
Los Angeles CA Unified School District GO	4.000%	7/1/2038	225	226
Los Angeles CA Unified School District GO	5.000%	7/1/2038	170	175
Los Angeles CA Unified School District GO	5.000%	7/1/2038	110	120
Los Angeles CA Unified School District GO	5.000%	7/1/2038	700	775
Los Angeles CA Unified School District GO	4.000%	7/1/2039	330	327
Los Angeles CA Unified School District GO	5.000%	7/1/2039	175	190
Los Angeles CA Unified School District GO	5.000%	7/1/2039	2,125	2,330

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	500	550
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	830	913
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	30	29
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	35	34
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	500	485
	Los Angeles CA Unified School District GO	5.000%	7/1/2040	215	233
	Los Angeles CA Unified School District GO	5.250%	7/1/2040	25	27
	Los Angeles CA Unified School District GO	4.000%	7/1/2041	1,555	1,481
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	95	101
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	10	11
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	450	483
	Los Angeles CA Unified School District GO	5.000%	7/1/2042	10	11
	Los Angeles CA Unified School District GO	5.000%	7/1/2042	405	432
	Los Angeles CA Unified School District GO	5.250%	7/1/2042	2,835	2,893
	Los Angeles CA Unified School District GO	5.250%	7/1/2042	180	194
	Los Angeles CA Unified School District GO	5.250%	7/1/2042	5	5
	Los Angeles CA Unified School District GO	5.000%	7/1/2043	10	11
	Los Angeles CA Unified School District GO	5.000%	7/1/2043	380	401
	Los Angeles CA Unified School District GO	4.000%	7/1/2044	1,250	1,141
	Los Angeles CA Unified School District GO	4.000%	7/1/2044	860	785
	Los Angeles CA Unified School District GO	5.000%	7/1/2044	1,565	1,637
	Los Angeles CA Unified School District GO	3.000%	7/1/2045	285	212
	Los Angeles CA Unified School District GO	5.000%	7/1/2045	980	1,020
	Los Angeles CA Unified School District GO	2.625%	7/1/2046	50	33
	Los Angeles CA Unified School District GO	5.250%	7/1/2047	520	542
	Los Angeles CA Unified School District GO	5.250%	7/1/2048	1,370	1,430
	Los Angeles CA Unified School District GO	4.000%	7/1/2049	550	480
	Los Angeles CA Unified School District GO	5.000%	7/1/2049	1,000	1,025
	Los Angeles CA Unified School District GO	5.250%	7/1/2049	1,000	1,044
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2026	135	138
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2026	35	36
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2027	570	600
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2027	500	526
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2027	1,000	1,052
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	310	335
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	105	114
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2029	90	100
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2029	20	21
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2030	455	515
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2030	205	215
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2031	185	193
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2031	410	469
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	100	104
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	265	306
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	250	289
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2033	250	291
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	250	292
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2040	250	272
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2041	950	1,024
	Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/2042	120	111
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2042	250	267
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	170	173
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2044	250	263
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2045	90	94
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2047	55	56
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2048	10	10
	Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/2050	2,000	2,085
	Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/2052	520	447
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2055	1,360	1,385
[9]	Los Angeles CA Wastewater System Sewer Revenue TOB VRDO	3.880%	9/2/2025	4,690	4,690
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2049	580	601
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2054	935	963
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2057	275	283
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2043	75	77
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/2048	2,040	1,792
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2051	10	10
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue, Prere.	5.000%	12/1/2028	40	43
	Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2029	165	183
	Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2030	90	102
	Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2032	30	35

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2034	720	848
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2035	465	540
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2036	110	126
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2037	500	567
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2038	100	112
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2039	1,685	1,866
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2026	550	562
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2026	70	72
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2026	75	77
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	990	1,043
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	25	26
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/2027	25	25
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	55	56
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	990	1,071
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	55	59
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	115	125
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	80	87
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	1,225	1,250
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	260	288
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	20	22
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	215	226
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	185	205
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	55	58
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	250	283
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	20	23
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	230	234
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	125	131
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	180	189
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	25	28
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	100	102
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	160	184
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	305	343
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	55	63
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	160	184
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	610	636
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	235	251
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	130	132
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	360	400
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	20	23
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	130	148
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	445	463
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	505	538
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	10	12
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	70	71
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	545	602
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	665	689
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	100	113
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	225	238
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	30	35
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	100	104
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2034	60	62
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	165	181
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	40	41
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	385	406
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	45	52
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2035	625	640
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2035	145	150
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2035	885	962
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	140	147
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	1,545	1,570
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	215	220
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	125	127
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	545	587
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	160	161
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	240	243
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	380	406
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	600	615
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	1,000	1,043
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	95	97
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2038	1,250	1,252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	45	46
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	65	67
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	195	199
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	3.500%	6/1/2039	10	9
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2039	1,000	990
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2039	115	116
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	215	219
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	275	284
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	90	92
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	70	71
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	230	245
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	10	10
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	185	195
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	380	385
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	430	435
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	1,550	1,586
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	55	57
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	520	537
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2034	35	41
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2035	150	172
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2036	250	286
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2038	250	276
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2040	1,000	934
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2040	105	110
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2041	875	912
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2041	100	108
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	35	36
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	100	105
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	500	527
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2043	850	765
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	575	584
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	550	550
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	640	649
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2046	825	716
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2049	25	25
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2049	145	154
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/2050	290	199
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/2051	1,200	763
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2053	100	83
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2053	100	104
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2053	25	26
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2054	620	644
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2054	610	647
	Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Long Beach Project Area)	4.000%	8/1/2040	175	163
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/2042	70	64
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/2034	300	300
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/2035	390	390
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2026	5	5
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	30	32
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	45	49
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	75	81
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	425	459
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2029	215	238
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2029	500	553
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	165	182
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	95	107
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	25	28
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	750	855
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	325	355
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	25	28
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	750	863
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	75	81
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	155	170
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	330	356
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	110	120
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2035	10	10
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	285	305
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	25	27
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2036	80	82

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	255	271
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	60	65
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	500	573
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	435	460
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	105	113
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	140	147
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2039	15	15
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	355	371
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	500	551
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	195	190
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	1,695	1,758
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	90	95
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	1,000	1,010
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	500	533
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	10	10
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	45	46
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	80	81
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	835	855
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	50	45
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	1,150	1,168
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	250	254
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	15	15
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	890	917
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2048	750	788
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2049	2,850	2,865
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2050	750	768
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2051	1,565	1,629
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2055	500	519
Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	5.000%	5/15/2029	210	231
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	150	152
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	575	586
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	290	296
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	295	300
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	10	10
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	800	816
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	210	219
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	170	177
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	370	373
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	425	444
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	95	99
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	50	51
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	125	130
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	110	117
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	195	208
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	210	224
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	120	126
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	250	266
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,660	1,748
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	45	49
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	545	592
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	155	168
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	50	54
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	370	388
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	275	299
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	160	177
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	125	131
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	245	261
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	115	118
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	480	530
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	20	21
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	195	207
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	185	206
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	55	61
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	470	523
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	510	568
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	125	130
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	595	628
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	105	117
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	80	85

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	210	234
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	15	17
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	145	148
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,200	1,338
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	60	62
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	125	129
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	250	263
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	220	231
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	350	357
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	70	71
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	865	968
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,790	2,002
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	380	425
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	645	722
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	170	176
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	245	268
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	520	529
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,860	2,078
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	500	556
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	500	559
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	110	112
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	865	945
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	265	291
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	850	933
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	750	834
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	70	71
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	110	112
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	220	235
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	210	227
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	435	473
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	75	78
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	250	275
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	60	61
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	90	92
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	180	185
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	50	53
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	120	127
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	915	978
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	275	293
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	90	97
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2037	2,250	2,281
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	135	137
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	120	126
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,040	1,097
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	25	25
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	490	518
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	75	76
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	580	595
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	235	247
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	75	79
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	250	263
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	245	257
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	500	530
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	70	70
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	2,630	2,675
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	55	57
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	635	658
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	275	284
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	45	46
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	65	68
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	680	696
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	60	62
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	345	355
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	335	344
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	35	36
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	310	321
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	350	362
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	145	150

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	895	896
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	170	169
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,000	1,000
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	160	161
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	215	220
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	475	485
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	800	820
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	560	574
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	30	31
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	265	272
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	120	122
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	50	51
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	20	20
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	300	306
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	100	102
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	265	271
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	250	256
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	2,005	2,002
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	120	122
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	210	214
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	40	41
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2044	250	261
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	685	682
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	55	55
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	500	507
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	45	44
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2045	400	416
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2046	525	461
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	155	152
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	885	886
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	150	150
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2046	400	414
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	635	630
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	1,055	1,064
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	415	414
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	1,030	1,015
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	120	120
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	500	503
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	525	517
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	765	753
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	200	201
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2049	50	50
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	710	709
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	1,505	1,504
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	715	713
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	600	599
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	1,340	1,337
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	235	234
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	350	349
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	340	339
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	945	947
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2053	105	107
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	500	497
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	135	135
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2054	415	422
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	250	250
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	285	287
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	430	438
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2027	125	128
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	45	45
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	650	674
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	20	20
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	10	11
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	120	121
[5]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	1,425	1,536
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	155	162
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	45	45
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	455	503

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	175	176
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	855	953
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	50	53
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	435	486
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	45	50
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	245	255
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	100	112
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	75	84
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	250	269
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	615	636
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	505	559
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	2,585	2,759
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	550	615
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	30	30
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	305	314
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	450	480
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	50	53
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	820	897
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	100	100
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	165	182
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	20	20
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	45	45
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	90	91
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	420	449
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	620	652
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	155	166
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	725	789
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	80	87
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	370	374
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	35	37
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	235	246
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	30	32
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	10	10
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	125	125
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	1,000	1,049
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	45	47
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	55	57
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	455	483
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	395	421
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	140	144
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	175	182
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	1,400	1,462
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	130	136
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	280	295
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	480	507
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	75	76
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	60	61
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	90	93
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	210	220
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	530	551
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	250	262
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	35	35
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	145	147
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	95	97
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	20	20
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	235	243
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	85	88
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	70	70
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	15	15
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	975	1,000
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	415	428
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	150	150
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	15	15
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	385	393
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	15	15
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	430	430
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	445	444
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2046	285	279
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2046	20	20
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2047	2,440	2,128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	880	882
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	275	276
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	265	266
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2048	195	193
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2049	1,480	1,273
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	70	70
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2050	175	175
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	315	315
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	115	115
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/2053	255	259
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	3.300%	9/2/2025	16,070	16,070
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2025	600	603
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2027	455	470
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2028	285	294
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2029	475	489
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2030	120	123
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2031	805	825
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2032	910	932
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2033	2,230	2,232
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2034	385	385
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2035	645	640
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2036	175	173
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2036	760	775
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2037	1,100	1,073
	Magnolia CA School District GO	0.000%	8/1/2036	50	31
	Manteca Unified School District GO	5.250%	8/1/2050	330	350
	Marin Community College District GO, Prere.	4.000%	2/15/2027	40	41
	Miracosta Community College District GO	4.000%	8/1/2045	175	167
	Modesto High School District GO	5.250%	8/1/2050	1,000	1,051
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.250%	10/1/2048	1,500	1,570
	Montebello Unified School District GO	5.000%	8/1/2041	415	419
[1]	Montebello Unified School District GO	5.000%	8/1/2044	10	10
	Montebello Unified School District GO	4.000%	8/1/2046	225	201
[1]	Montebello Unified School District GO	5.000%	8/1/2050	40	40
[1]	Moreno Valley CA Unified School District GO	4.000%	8/1/2040	50	48
[4]	Moreno Valley CA Unified School District GO	3.000%	8/1/2050	285	203
[4]	Moreno Valley CA Unified School District GO	5.000%	8/1/2050	500	509
[4]	Moreno Valley CA Unified School District GO	4.750%	8/1/2052	200	194
	Mount San Antonio Community College District GO	5.875%	8/1/2028	585	638
	Mount San Antonio Community College District GO	5.000%	8/1/2044	520	535
	Mount San Antonio Community College District GO	0.000%	8/1/2045	1,090	401
	Mount San Antonio Community College District GO	0.000%	8/1/2046	670	233
	Mount San Antonio Community College District GO	2.250%	8/1/2046	10	6
	Mount San Antonio Community College District GO	4.000%	8/1/2046	100	90
	Mount San Antonio Community College District GO	4.000%	8/1/2049	800	703
	Mount San Antonio Community College District GO	4.000%	8/1/2049	400	352
	Mount San Antonio Community College District GO	2.375%	8/1/2051	500	299
[2]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/2043	335	321
	Mount San Jacinto Community College District GO	4.000%	8/1/2043	1,660	1,524
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2045	1,250	1,155
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2050	280	246
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2055	105	90
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/2026	140	143
[1]	Napa Valley Unified School District GO	4.000%	8/1/2044	290	265
[1]	Natomas Unified School District GO	4.000%	8/1/2045	50	45
[1]	Natomas Unified School District GO	4.000%	8/1/2049	150	132
[1]	New Haven Unified School District GO	0.000%	8/1/2033	75	58
[1]	New Haven Unified School District GO	0.000%	8/1/2034	60	44
	Newport Mesa Unified School District GO	0.000%	8/1/2036	100	67
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2042	95	96
[3]	North Orange County CA Community College District GO	0.000%	8/1/2026	2,525	2,477
	North Orange County CA Community College District GO	3.000%	8/1/2040	160	130
	North Orange County CA Community College District GO	4.000%	8/1/2044	110	101
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/2030	85	96
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/2031	315	361
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/2032	255	294
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2027	20	21
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2027	30	32
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2029	175	196
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2029	175	196

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2030	15	17
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2030	15	17
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2031	125	144
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2032	215	250
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/2034	30	29
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2034	75	88
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2035	205	238
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2036	10	11
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2037	410	464
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2038	325	364
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2039	150	166
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2045	60	62
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2050	80	81
[1]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/2038	50	28
	Novato CA Unified School District GO	2.375%	8/1/2045	410	269
	Oakland CA GO	4.000%	1/15/2039	410	398
	Oakland CA GO	3.250%	1/15/2040	255	219
	Oakland CA GO	3.250%	1/15/2044	600	478
	Oakland CA GO	2.500%	1/15/2047	860	551
	Oakland CA GO	3.000%	1/15/2050	115	79
	Oakland CA GO	5.500%	7/15/2053	270	281
	Oakland CA GO	5.500%	7/15/2053	180	188
	Ohlone Community College District GO	4.000%	8/1/2041	405	374
	Ohlone Community College District GO	4.000%	8/1/2045	60	54
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/2051	305	267
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2050	1,000	1,014
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.250%	11/1/2055	500	515
	Orange County CA Airport Port, Airport & Marina Revenue, Prere.	5.000%	7/1/2027	65	68
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2030	90	99
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2032	140	152
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2033	150	162
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2034	280	300
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2035	35	37
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2036	205	218
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2038	200	226
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2039	175	183
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2040	200	220
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2041	110	114
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2041	120	131
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/2037	45	51
	Orange County Water District Water Revenue	4.000%	8/15/2041	145	140
	Oxnard Union High School District GO	4.000%	8/1/2047	360	320
	Oxnard Union High School District GO, Prere.	5.000%	8/1/2026	50	51
	Palo Alto CA COP	2.000%	11/1/2039	270	192
	Palomar Community College District GO	4.000%	8/1/2045	650	590
	Palomar Community College District GO	5.250%	8/1/2045	850	863
	Palomar Community College District GO	4.000%	8/1/2046	50	45
[2]	Palomar Community College District GO, 6.375% coupon rate effective 8/1/30	0.000%	8/1/2045	65	58
	Pasadena Area Community College District GO	5.000%	8/1/2048	100	102
	Pasadena Area Community College District GO	4.000%	8/1/2052	740	645
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2041	100	48
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2044	350	140
	Pasadena Unified School District GO	4.000%	8/1/2035	140	140
	Pasadena Unified School District GO	3.000%	8/1/2036	50	45
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/2047	10	10
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/2051	85	86
	Peralta Community College District GO	5.000%	8/1/2026	250	257
	Peralta Community College District GO	5.000%	8/1/2039	200	221
	Peralta Community College District GO	5.250%	8/1/2042	525	559
	Peralta Community College District GO	5.500%	8/1/2052	715	749
[1]	Perris CA Union High School District GO	4.000%	9/1/2043	455	417
	Perris CA Union High School District GO	3.000%	9/1/2045	220	163
[1]	Perris CA Union High School District GO	4.000%	9/1/2048	1,105	986
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/2027	375	385
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/2028	95	97
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/2029	100	102
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2046	100	35
	Pleasanton Unified School District GO	4.000%	8/1/2048	465	414
	Pleasanton Unified School District GO	4.250%	8/1/2050	300	280
	Pleasanton Unified School District GO	5.000%	8/1/2050	500	514

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pleasanton Unified School District GO	4.000%	8/1/2052	205	179
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	4.000%	8/1/2026	50	51
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	4.000%	8/1/2026	1,050	1,068
[1]	Porterville CA Sewer COP	4.000%	9/15/2027	200	207
	Poway Unified School District GO	0.000%	8/1/2031	90	76
[1]	Poway Unified School District GO	0.000%	8/1/2031	95	80
	Poway Unified School District GO	0.000%	8/1/2033	535	414
	Poway Unified School District GO	0.000%	8/1/2034	670	494
	Poway Unified School District GO	0.000%	8/1/2035	285	200
	Poway Unified School District GO	0.000%	8/1/2036	20	13
	Poway Unified School District GO	0.000%	8/1/2037	1,750	1,093
	Poway Unified School District GO	0.000%	8/1/2038	500	293
	Poway Unified School District GO	0.000%	8/1/2040	200	104
	Poway Unified School District GO	0.000%	8/1/2046	925	322
	Poway Unified School District GO	0.000%	8/1/2051	545	144
[1]	Rancho Santiago Community College District GO	5.125%	9/1/2028	55	60
[1]	Rancho Santiago Community College District GO	5.125%	9/1/2029	175	196
	Redlands Unified School District GO	5.000%	7/1/2050	290	296
	Redlands Unified School District GO	5.000%	7/1/2054	285	289
	Rio Hondo CA Community College District GO	0.000%	8/1/2035	100	69
	Rio Hondo CA Community College District GO	0.000%	8/1/2036	805	525
	Rio Hondo CA Community College District GO	6.625%	8/1/2042	10	12
	Rio Hondo CA Community College District GO	6.850%	8/1/2042	285	343
	Rio Hondo CA Community College District GO	0.000%	8/1/2043	500	205
	Rio Hondo CA Community College District GO	0.000%	8/1/2045	1,000	362
	Rio Hondo CA Community College District GO	4.375%	8/1/2055	350	323
	Rio Hondo CA Community College District GO	5.250%	8/1/2055	300	313
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2042	155	160
[1]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/2047	325	297
[1]	River Islands Public Financing Authority Special Tax Revenue	5.250%	9/1/2052	1,000	1,025
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2036	515	543
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2037	395	414
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2038	565	589
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2043	240	245
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2048	2,100	2,118
	Riverside Community College District GO	5.000%	8/1/2026	10	10
	Riverside Community College District GO	5.000%	8/1/2028	235	256
	Riverside Community College District GO	4.000%	8/1/2050	610	533
	Riverside Community College District GO	4.000%	8/1/2054	1,395	1,202
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/2025	115	115
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/2025	215	216
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/2025	345	347
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2037	805	793
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2038	205	199
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2039	350	334
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2040	550	515
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2043	25	10
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2046	600	514
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2047	2,800	2,372
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/2049	1,180	808
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2027	25	26
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2030	85	90
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2031	535	566
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2032	420	443
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2033	15	16
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2034	215	225
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2035	165	172
	Riverside County Transportation Commission Sales Tax Revenue	4.000%	6/1/2036	200	202
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2037	290	301
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2038	45	47
	Riverside Unified School District GO	4.000%	8/1/2042	100	93
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2041	285	287
	Sacramento CA City Unified School District GO	4.000%	5/1/2047	50	43
[4]	Sacramento CA City Unified School District GO	5.500%	8/1/2052	725	751
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/2054	955	826
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2043	15	15
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2048	75	75
[7]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/2030	865	959
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2040	300	324
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2043	100	105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2044	100	104
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2049	70	71
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2049	90	93
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2054	595	602
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2054	390	403
	Sacramento Metropolitan Fire District GO	4.000%	8/1/2055	250	218
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2026	10	10
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2026	475	488
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2027	20	21
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2027	50	53
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2027	435	460
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2028	165	179
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2028	10	11
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2028	50	54
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2028	50	54
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2030	20	22
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2031	30	35
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2032	25	29
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2033	70	82
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2034	40	47
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2035	520	566
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2035	5	6
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2036	20	22
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2036	220	250
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2037	1,015	1,077
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2037	300	322
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2038	395	420
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2039	155	163
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	9/15/2039	1,000	1,098
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/2040	50	49
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2040	50	52
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	9/15/2040	1,000	1,087
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/2045	415	376
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2048	325	334
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2049	750	772
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2050	5	5
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2053	600	613
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2054	285	292
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2030	55	61
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2031	715	804
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2032	565	641
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2030	185	211
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2031	10	12
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2032	55	64
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2033	75	88
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2034	70	81
	Salinas Union High School District GO	5.000%	8/1/2048	500	516
[1]	San Bernardino City Unified School District GO	3.000%	8/1/2044	1,205	909
	San Bernardino Community College District GO	0.000%	8/1/2044	1,700	651
	San Bernardino Community College District GO	0.000%	8/1/2045	500	180
	San Bernardino Community College District GO	0.000%	8/1/2047	1,000	317
	San Bernardino Community College District GO	0.000%	8/1/2048	260	85
	San Bernardino Community College District GO	0.000%	8/1/2048	2,000	596
	San Bernardino Community College District GO	0.000%	8/1/2049	2,000	562
	San Bernardino Community College District GO	4.125%	8/1/2049	1,010	906
	San Bernardino Community College District GO	5.000%	8/1/2049	335	339
	San Bernardino Community College District GO	0.000%	8/1/2050	2,000	531
	San Bernardino Community College District GO, Prere.	3.000%	8/16/2027	110	112
	San Bernardino Community College District GO, Prere.	4.000%	8/16/2027	390	405
	San Bernardino Community College District GO, Prere.	4.000%	8/16/2027	175	182
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2025	300	301
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2026	275	283
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2027	140	148
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/2025	1,050	1,056
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2042	100	101
[6,9]	San Diego CA Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	3.830%	9/2/2025	9,820	9,820
	San Diego CA Unified School District GO	5.000%	7/1/2026	65	67
	San Diego CA Unified School District GO	5.000%	7/1/2026	160	164
[1]	San Diego CA Unified School District GO	5.500%	7/1/2026	150	154
	San Diego CA Unified School District GO	5.000%	7/1/2027	340	359

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego CA Unified School District GO	5.000%	7/1/2027	2,445	2,578
[1]	San Diego CA Unified School District GO	5.500%	7/1/2027	325	346
	San Diego CA Unified School District GO	5.000%	7/1/2028	425	460
[1]	San Diego CA Unified School District GO	5.250%	7/1/2028	10	11
[1]	San Diego CA Unified School District GO	5.250%	7/1/2028	95	104
	San Diego CA Unified School District GO	0.000%	7/1/2029	65	59
	San Diego CA Unified School District GO	4.000%	7/1/2029	755	765
	San Diego CA Unified School District GO	5.000%	7/1/2029	480	533
	San Diego CA Unified School District GO	5.000%	7/1/2029	75	83
	San Diego CA Unified School District GO	0.000%	7/1/2030	195	172
	San Diego CA Unified School District GO	0.000%	7/1/2030	370	324
	San Diego CA Unified School District GO	5.000%	7/1/2030	70	79
	San Diego CA Unified School District GO	5.000%	7/1/2030	150	170
	San Diego CA Unified School District GO	5.000%	7/1/2030	95	108
	San Diego CA Unified School District GO	0.000%	7/1/2031	450	379
	San Diego CA Unified School District GO	5.000%	7/1/2031	320	367
	San Diego CA Unified School District GO	0.000%	7/1/2032	15	12
	San Diego CA Unified School District GO	4.000%	7/1/2032	85	91
	San Diego CA Unified School District GO	5.000%	7/1/2032	10	12
	San Diego CA Unified School District GO	3.000%	7/1/2033	150	147
	San Diego CA Unified School District GO	4.000%	7/1/2033	80	80
	San Diego CA Unified School District GO	4.000%	7/1/2033	130	138
	San Diego CA Unified School District GO	5.000%	7/1/2034	330	389
	San Diego CA Unified School District GO	0.000%	7/1/2035	150	106
	San Diego CA Unified School District GO	0.000%	7/1/2036	145	96
	San Diego CA Unified School District GO	3.000%	7/1/2036	20	18
	San Diego CA Unified School District GO	4.000%	7/1/2036	30	31
	San Diego CA Unified School District GO	0.000%	7/1/2037	570	364
	San Diego CA Unified School District GO	3.000%	7/1/2037	100	91
	San Diego CA Unified School District GO	0.000%	7/1/2038	160	96
	San Diego CA Unified School District GO	3.000%	7/1/2038	1,000	881
	San Diego CA Unified School District GO	3.000%	7/1/2039	50	43
	San Diego CA Unified School District GO	3.125%	7/1/2040	30	26
	San Diego CA Unified School District GO	5.000%	7/1/2040	340	368
	San Diego CA Unified School District GO	0.000%	7/1/2041	50	25
	San Diego CA Unified School District GO	5.000%	7/1/2041	55	60
	San Diego CA Unified School District GO	5.000%	7/1/2041	400	448
	San Diego CA Unified School District GO	0.000%	7/1/2042	45	21
	San Diego CA Unified School District GO	3.125%	7/1/2042	500	408
	San Diego CA Unified School District GO	5.000%	7/1/2042	60	63
	San Diego CA Unified School District GO	5.000%	7/1/2042	75	80
	San Diego CA Unified School District GO	5.000%	7/1/2042	155	171
	San Diego CA Unified School District GO	5.000%	7/1/2043	220	232
	San Diego CA Unified School District GO	5.000%	7/1/2043	170	181
	San Diego CA Unified School District GO	0.000%	7/1/2044	3,385	1,398
	San Diego CA Unified School District GO	3.000%	7/1/2044	90	69
	San Diego CA Unified School District GO	4.000%	7/1/2044	50	46
	San Diego CA Unified School District GO	5.000%	7/1/2044	500	527
	San Diego CA Unified School District GO	0.000%	7/1/2045	250	97
	San Diego CA Unified School District GO	0.000%	7/1/2045	100	39
	San Diego CA Unified School District GO	2.000%	7/1/2045	595	369
	San Diego CA Unified School District GO	2.250%	7/1/2045	150	98
	San Diego CA Unified School District GO	4.000%	7/1/2045	5	5
	San Diego CA Unified School District GO	4.000%	7/1/2045	105	95
	San Diego CA Unified School District GO	4.000%	7/1/2046	420	376
	San Diego CA Unified School District GO	4.000%	7/1/2047	1,135	1,005
	San Diego CA Unified School District GO	3.250%	7/1/2048	165	126
	San Diego CA Unified School District GO	5.000%	7/1/2048	1,165	1,201
	San Diego CA Unified School District GO	5.000%	7/1/2048	25	26
	San Diego CA Unified School District GO	0.000%	7/1/2049	770	234
	San Diego CA Unified School District GO	4.000%	7/1/2049	430	376
	San Diego CA Unified School District GO	5.000%	7/1/2049	385	396
	San Diego CA Unified School District GO	2.300%	7/1/2050	45	27
	San Diego CA Unified School District GO	3.000%	7/1/2050	1,295	916
	San Diego CA Unified School District GO	4.000%	7/1/2050	530	465
	San Diego CA Unified School District GO	4.000%	7/1/2051	50	44
	San Diego CA Unified School District GO	4.250%	7/1/2052	105	96
	San Diego CA Unified School District GO	4.000%	7/1/2053	1,085	952
	San Diego CA Unified School District GO	4.000%	7/1/2053	1,425	1,250
	San Diego CA Unified School District GO	5.000%	7/1/2053	460	469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego CA Unified School District GO	4.000%	7/1/2054	485	418
[2]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/32	0.000%	7/1/2042	185	142
[2]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/32	0.000%	7/1/2047	1,000	748
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/2040	175	175
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/2041	200	195
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/2047	440	401
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/2048	110	100
	San Diego Community College District GO	5.000%	8/1/2027	65	67
	San Diego Community College District GO	5.000%	8/1/2027	30	32
	San Diego Community College District GO	5.000%	8/1/2028	120	123
	San Diego Community College District GO	5.000%	8/1/2030	90	102
	San Diego Community College District GO	3.000%	8/1/2034	140	136
	San Diego Community College District GO	4.000%	8/1/2043	145	135
	San Diego Community College District GO	5.000%	8/1/2043	35	37
	San Diego Community College District GO	5.000%	8/1/2045	110	116
	San Diego Community College District GO	4.000%	8/1/2050	710	630
	San Diego Community College District GO	5.000%	8/1/2055	2,000	2,056
	San Diego Community College District GO, Prere.	4.000%	8/1/2026	300	305
	San Diego Community College District GO, Prere.	4.000%	8/1/2026	345	351
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	180	185
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	170	174
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	240	246
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	170	174
	San Diego County CA COP	5.000%	10/1/2048	930	951
	San Diego County CA COP	5.000%	10/1/2053	225	228
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2032	275	297
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	140	150
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	110	117
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	160	170
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	15	16
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2038	440	437
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	135	140
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	1,135	1,147
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	625	635
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	30	30
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2046	140	126
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2046	600	612
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2047	260	261
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2049	85	85
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2050	200	209
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2051	475	416
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2051	1,140	1,150
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2055	250	260
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2056	2,220	1,904
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2056	2,000	2,013
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2028	200	215
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2029	30	33
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2031	65	74
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2032	70	81
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2034	25	29
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2035	25	29
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2041	1,310	1,318
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2045	1,065	1,096
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2048	240	241
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2048	180	184
	San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/2047	40	41
	San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/2052	1,695	1,727
	San Diego County Water Authority Water Revenue	5.000%	5/1/2028	340	364
	San Diego County Water Authority Water Revenue	5.000%	5/1/2028	300	300
	San Diego County Water Authority Water Revenue	5.000%	5/1/2030	350	397
	San Diego County Water Authority Water Revenue	5.000%	5/1/2030	30	34
	San Diego County Water Authority Water Revenue	5.000%	5/1/2031	80	92
	San Diego County Water Authority Water Revenue	5.000%	5/1/2031	135	155
	San Diego County Water Authority Water Revenue	5.000%	5/1/2032	15	17
	San Diego County Water Authority Water Revenue	4.000%	5/1/2033	85	90
	San Diego County Water Authority Water Revenue	4.000%	5/1/2034	40	42
	San Diego County Water Authority Water Revenue	4.000%	5/1/2035	160	166
	San Diego County Water Authority Water Revenue	4.000%	5/1/2036	90	92
	San Diego County Water Authority Water Revenue	4.000%	5/1/2037	105	106
	San Diego County Water Authority Water Revenue	4.000%	5/1/2038	15	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/2045	130	118
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2047	560	573
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/2047	80	81
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/2048	560	587
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	100	103
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	3.000%	8/1/2049	1,130	814
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2052	730	740
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/2052	1,215	1,061
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2054	655	671
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2055	500	513
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2046	65	66
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/2048	250	225
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2049	500	510
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/2050	310	271
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/2052	715	737
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2054	280	284
	San Diego Public Facilities Financing Authority Sewer Revenue	4.000%	5/15/2026	120	120
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2027	195	199
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2029	415	423
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2031	55	56
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2032	40	41
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2033	60	61
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2034	190	193
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2037	320	324
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2039	100	101
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2026	920	945
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2027	130	133
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2028	190	195
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2033	430	437
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2034	80	81
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2036	290	294
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2037	75	76
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2027	45	45
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2028	140	140
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2029	575	575
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2030	95	95
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2030	150	166
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2031	505	505
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2033	60	60
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2035	275	279
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2035	170	182
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2036	45	41
[5]	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2036	300	347
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2037	75	67
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2037	55	55
[5]	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2037	300	340
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	135	117
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	125	109
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2039	140	150
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2040	85	57
[5]	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2040	245	269
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2042	250	231
[5]	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2042	300	322
[5]	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2043	280	297
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2044	520	471
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2045	320	288
[5]	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2045	380	399
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2046	245	138
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2047	1,135	1,008
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2047	775	781
	San Francisco Bay Area Rapid Transit District GO	5.250%	8/1/2047	445	462
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2049	160	115
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	1,465	1,033
[1]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	500	355
	San Francisco Bay Area Rapid Transit District GO	4.250%	8/1/2052	1,890	1,721
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/2028	140	140
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2032	85	86
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2036	405	406
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2037	360	360
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2038	540	534

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2039	995	971
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	200	153
San Francisco CA City & County (49 South Van Ness Project) COP	4.000%	4/1/2032	70	71
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	5.000%	4/1/2028	30	30
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	5.000%	4/1/2029	255	256
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	3.000%	4/1/2031	155	154
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	3.000%	4/1/2032	330	323
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	3.250%	4/1/2034	50	48
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/2037	575	575
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	4/1/2045	100	90
San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/2047	885	900
San Francisco CA City & County GO	5.000%	6/15/2026	225	230
San Francisco CA City & County GO	5.000%	6/15/2027	265	279
San Francisco CA City & County GO	5.000%	6/15/2027	5	5
San Francisco CA City & County GO	5.000%	6/15/2028	235	254
San Francisco CA City & County GO	5.000%	6/15/2029	185	205
San Francisco CA City & County GO	5.000%	6/15/2029	80	86
San Francisco CA City & County GO	5.000%	6/15/2029	500	554
San Francisco CA City & County GO	5.000%	6/15/2030	50	57
San Francisco CA City & County GO	5.000%	6/15/2030	95	102
San Francisco CA City & County GO	5.000%	6/15/2030	165	187
San Francisco CA City & County GO	5.000%	6/15/2031	150	160
San Francisco CA City & County GO	5.000%	6/15/2031	85	97
San Francisco CA City & County GO	5.000%	6/15/2031	200	229
San Francisco CA City & County GO	5.000%	6/15/2032	145	168
San Francisco CA City & County GO	5.000%	6/15/2032	300	348
San Francisco CA City & County GO	5.000%	6/15/2033	80	92
San Francisco CA City & County GO	5.000%	6/15/2033	105	123
San Francisco CA City & County GO	5.000%	6/15/2034	270	318
San Francisco CA City & County GO	5.000%	6/15/2035	100	116
San Francisco CA City & County GO	2.000%	6/15/2039	175	124
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2025	245	246
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2025	125	126
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2026	180	186
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2026	30	31
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2026	250	259
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2026	500	518
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	210	217
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	10	11
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	250	266
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2028	355	366
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2028	155	164
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2029	10	10
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2029	105	111
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2030	200	229
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2030	245	258
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2031	150	173
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2031	500	578
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	10	10
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	115	134
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	15	15
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	150	175
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	500	583
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2033	35	41
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2034	55	57
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2034	160	186
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2035	1,095	1,256
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2035	250	293
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2035	500	589
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2036	205	205
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2036	170	192
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2036	250	287
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2038	110	110
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2038	27	30
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2039	820	797
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	100	109
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	200	228
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	40	39
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2040	700	794
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2041	935	886

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2043	35	37
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2045	55	56
San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2048	1,045	1,089
San Francisco CA Public Utilities Commission Water Revenue	3.000%	11/1/2050	1,050	726
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2050	25	21
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2050	300	256
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2050	200	202
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2050	300	300
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2051	400	409
San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2052	530	549
San Francisco CA Public Utilities Commission Water Water Revenue	4.000%	11/1/2040	500	487
San Francisco CA Public Utilities Commission Water Water Revenue	5.000%	11/1/2055	2,700	2,751
San Francisco CA Public Utilities Commission Water Water Revenue	5.250%	11/1/2055	600	624
San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2053	135	137
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2026	220	222
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2026	300	305
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2026	445	453
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2027	70	73
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2027	90	94
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2028	40	43
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2028	70	75
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2030	135	147
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2031	60	65
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2031	60	68
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	150	162
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	160	179
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2033	85	91
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2034	65	69
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2034	125	138
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2035	50	53
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2035	190	208
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	20	21
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	65	70
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2037	345	362
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2038	30	30
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2038	150	156
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2039	115	119
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2042	50	52
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2043	25	26
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2044	65	67
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	980	980
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2047	3,585	3,581
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2048	2,300	2,304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2048	180	187
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2049	1,530	1,537
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2049	350	356
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2050	1,835	1,842
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2052	685	594
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2052	1,005	1,016
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/2051	665	565
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	5.000%	11/1/2053	315	319
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2028	1,275	1,393
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2029	110	123
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2029	75	84
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2030	235	269
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2031	200	231
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2031	25	29
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2032	235	274
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2033	180	208
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2034	1,600	1,826
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2034	10	11
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2035	145	163
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2036	40	44
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2037	10	11
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2038	185	201
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2038	50	56
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2039	10	11
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2040	50	55
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.250%	10/1/2040	110	120
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2042	2,070	1,928
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2042	345	367
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.250%	10/1/2042	175	186
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2043	790	725
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2043	350	355
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2043	290	300
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2043	100	105
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2044	205	211
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2045	125	130
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2046	200	177
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2048	775	676
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2049	525	538
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2050	340	291
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2051	470	399
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2054	1,795	1,826
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2054	240	244
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	1,990	2,103
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, ETM	1.000%	10/1/2025	1,055	1,053
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	4/1/2028	5	5
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/2032	60	70
[3]	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2041	40	40
	San Francisco Community College District GO	2.250%	6/15/2045	265	164
	San Francisco Community College District GO	3.000%	6/15/2045	50	37
	San Francisco Community College District GO	4.000%	6/15/2045	210	191
[4]	San Francisco Community College District GO	5.250%	6/15/2049	900	939
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/2026	40	40
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/2027	265	272
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/2029	90	92
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2030	180	181
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2031	85	85
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2032	175	174
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2033	360	355
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2034	85	82
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2046	570	507
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2046	660	589
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2051	440	380
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/2051	45	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco Unified School District GO	5.000%	6/15/2026	880	899
	San Francisco Unified School District GO	5.000%	6/15/2026	1,000	1,021
	San Francisco Unified School District GO	5.000%	6/15/2027	495	519
	San Francisco Unified School District GO	4.000%	6/15/2033	5,000	5,001
	San Francisco Unified School District GO	3.500%	6/15/2035	100	97
	San Francisco Unified School District GO	5.000%	6/15/2038	225	237
	San Francisco Unified School District GO	5.000%	6/15/2039	55	58
	San Francisco Unified School District GO	5.000%	6/15/2041	235	243
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	4.000%	3/1/2041	250	237
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2026	25	25
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2028	10	9
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2032	235	188
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/2033	460	506
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2034	580	596
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2034	15	15
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2036	125	82
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/2049	655	655
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2050	725	620
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2026	2,000	1,985
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2027	225	219
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2028	170	162
	San Jose CA GO	5.000%	9/1/2028	50	54
	San Jose CA GO	5.000%	9/1/2031	35	38
	San Jose CA GO	5.000%	9/1/2032	125	135
	San Jose CA GO	5.000%	9/1/2033	150	161
	San Jose CA GO	5.000%	9/1/2034	180	192
	San Jose CA GO	5.000%	9/1/2047	100	102
	San Jose Evergreen Community College District GO	3.000%	9/1/2041	65	53
	San Jose Evergreen Community College District GO	4.000%	9/1/2042	25	24
	San Jose Evergreen Community College District GO	4.000%	9/1/2045	85	79
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2047	1,000	1,030
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2052	510	522
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2026	135	138
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2027	85	89
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2034	350	362
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2035	30	31
	San Jose Unified School District GO	5.000%	8/1/2032	15	15
	San Jose Unified School District GO	2.125%	8/1/2038	175	130
	San Jose Unified School District GO	5.250%	8/1/2050	400	422
	San Juan Unified School District GO	5.000%	8/1/2026	20	21
	San Juan Unified School District GO	4.000%	8/1/2029	190	193
	San Juan Unified School District GO	4.000%	8/1/2030	525	530
	San Juan Unified School District GO	4.000%	8/1/2046	100	88
	San Juan Unified School District GO	4.000%	8/1/2049	735	636
	San Luis Coastal Unified School District GO	5.000%	8/1/2050	25	25
	San Marcos Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/2034	885	887
	San Marcos Unified School District GO	0.000%	8/1/2051	670	188
	San Marcos Unified School District GO	5.250%	8/1/2055	380	397
	San Mateo CA Foster City School District GO	2.500%	8/1/2051	10	6
	San Mateo CA Foster City School District GO	5.000%	8/1/2051	500	514
[3]	San Mateo County Community College District GO	0.000%	9/1/2027	105	101
[3]	San Mateo County Community College District GO	0.000%	9/1/2030	50	44
[3]	San Mateo County Community College District GO	0.000%	9/1/2032	125	102
[3]	San Mateo County Community College District GO	0.000%	9/1/2034	175	131
[3]	San Mateo County Community College District GO	0.000%	9/1/2036	150	101
	San Mateo County Community College District GO	5.000%	9/1/2045	355	361
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/2032	15	17
	San Mateo Foster City CA School District GO	2.500%	8/1/2046	100	66
	San Mateo Foster City CA School District GO	4.000%	8/1/2048	230	206
[2]	San Mateo Foster City CA School District GO, 6.625% coupon rate effective 8/1/26	0.000%	8/1/2042	305	326
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/2044	365	335
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/2049	50	51
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/2055	50	29
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/2052	415	362
[3]	San Mateo Union High School District GO	0.000%	9/1/2026	1,000	979
[2]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/2041	1,215	1,239
[2]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/2046	100	75
[2]	San Mateo Union High School District GO, 7.000% coupon rate effective 9/1/34	0.000%	7/1/2051	515	376
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2049	440	441
	Santa Barbara Secondary High School District GO	0.000%	8/1/2040	2,005	997

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Santa Clara County CA GO	5.000%	8/1/2031	345	361
Santa Clara County CA GO	5.000%	8/1/2032	65	68
Santa Clara County CA GO	3.000%	8/1/2035	405	377
Santa Clara County CA GO	3.000%	8/1/2036	245	226
Santa Clara County CA GO	3.250%	8/1/2039	310	271
Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/2032	90	90
Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/2034	45	42
Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/2035	165	152
Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2037	200	181
Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/2037	450	400
Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	4/1/2043	745	681
Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/1/2045	305	273
Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/2047	660	495
Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/2049	405	298
Santa Clara Unified School District GO	3.000%	7/1/2034	250	243
Santa Clara Unified School District GO	3.000%	7/1/2035	170	160
Santa Clara Unified School District GO	3.000%	7/1/2036	120	110
Santa Clara Unified School District GO	3.500%	7/1/2042	100	86
Santa Clara Unified School District GO	3.250%	7/1/2044	845	678
Santa Clara Unified School District GO	4.000%	7/1/2048	80	72
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2026	150	153
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2028	415	447
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2029	240	265
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2030	15	17
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2031	125	143
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2032	15	17
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2033	30	35
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2034	215	249
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2035	15	17
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2036	155	175
Santa Clara Valley Water District (Water Utility System Improvement Project) COP	4.000%	6/1/2026	125	127
Santa Clara Valley Water District Safe Clean Water Lease (Non-Terminable) Revenue	5.000%	8/1/2047	70	72
Santa Clara Valley Water District Safe Clean Water Revenue COP	5.000%	12/1/2026	145	150
Santa Clara Valley Water District Water Revenue	5.000%	6/1/2026	395	403
Santa Clara Valley Water District Water Revenue	5.000%	6/1/2041	175	175
Santa Clara Valley Water District Water Revenue	5.000%	6/1/2046	95	95
Santa Clara Valley Water District Water Revenue	5.000%	6/1/2050	10	10
Santa Clara Valley Water District Water Revenue	5.000%	6/1/2052	175	181
Santa Clara Valley Water District Water Revenue	5.000%	6/1/2054	55	57
Santa Monica Community College District GO	5.000%	8/1/2043	3,140	3,198
Santa Monica Community College District GO	4.000%	8/1/2045	1,000	923
Santa Monica Community College District GO	5.000%	8/1/2045	625	647
Santa Monica Community College District GO	4.000%	8/1/2047	115	104
Santa Monica-Malibu Unified School District GO	5.000%	8/1/2040	810	861
Santa Monica-Malibu Unified School District GO	5.000%	8/1/2041	1,000	1,055
Santa Monica-Malibu Unified School District GO	4.000%	8/1/2044	285	261
Santa Monica-Malibu Unified School District GO	2.250%	8/1/2047	105	63
Santa Monica-Malibu Unified School District GO	4.250%	8/1/2052	200	185
Santa Monica-Malibu Unified School District GO	5.000%	8/1/2054	200	205
Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/2033	80	89
Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/2034	40	44
Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/2035	20	22
Santa Rosa High School District GO	5.000%	8/1/2053	100	101
Santa Rosa High School District GO	4.750%	8/1/2054	1,375	1,351
Saugus Union School District School Facilities Improvement District No. 2014-1 GO	2.375%	8/1/2044	405	271
Sequoia Union High School District GO	3.000%	7/1/2034	105	103
Sequoia Union High School District GO	4.000%	7/1/2052	400	349
Sierra Joint Community College District GO	2.000%	8/1/2046	100	59
Sonoma County Junior College District GO	5.000%	8/1/2041	580	590
South San Francisco Unified School District GO	4.000%	9/1/2052	345	298
Southern California Metropolitan Water District Water Revenue	2.500%	7/1/2026	740	739
Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2026	795	799
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2026	115	118
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2026	275	282
Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2027	175	177
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2027	350	369
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2027	680	718
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2027	550	585
Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2028	1,885	1,918
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2028	320	349

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2029	390	433
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2029	410	456
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2029	65	73
Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2030	120	122
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2030	225	246
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2031	10	11
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2031	160	174
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2031	20	23
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2032	50	58
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2032	30	35
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2032	155	167
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2034	45	53
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2034	255	273
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2035	5	6
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2035	560	595
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2036	150	171
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2036	155	173
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2036	115	121
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2037	425	486
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2037	45	47
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2038	310	349
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2038	40	43
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2038	150	156
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2039	155	164
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2039	210	218
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2040	2,310	2,428
Southern California Metropolitan Water District Water Revenue	4.000%	7/1/2045	50	46
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2045	195	199
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2048	300	311
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2049	500	509
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2051	1,365	1,389
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2053	100	103
Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2029	125	134
Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2031	390	435
Southern California Metropolitan Water District Water Revenue, Prere.	5.000%	1/1/2026	305	308
Southern California Metropolitan Water District Water Revenue, Prere.	5.000%	1/1/2026	235	237
Southern California Metropolitan Water District Water Revenue, Prere.	5.000%	1/1/2026	175	177
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2026	25	25
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2027	130	130
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2028	980	1,045
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2037	50	54
Southern California Public Power Authority Electric Power & Light Revenue	5.250%	7/1/2053	175	178
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2029	90	98
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2032	1,895	2,121
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2034	25	28
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2035	100	112
Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2035	70	77
Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2036	405	438
Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2039	135	142
Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2040	10	10
Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2048	1,500	1,499
Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2053	1,015	1,031
Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2026	370	377
Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2027	135	141
Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2028	20	21
Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	1,265	1,375
Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2030	75	83
Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2031	225	250
Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2034	555	622
Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2046	160	162
Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	445	447
Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2032	505	565

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2033	105	118
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2038	550	587
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	365	376
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	100	102
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2049	230	231
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2049	100	102
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2053	895	891
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2053	740	737
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	375	399
	Southwestern Community College District GO	5.250%	8/1/2027	1,750	1,856
	Southwestern Community College District GO	5.250%	8/1/2028	1,600	1,747
	Southwestern Community College District GO	2.375%	8/1/2046	350	221
	Southwestern Community College District GO	4.000%	8/1/2046	275	250
	Southwestern Community College District GO	4.000%	8/1/2047	440	396
	Southwestern Community College District GO	5.250%	8/1/2051	1,000	1,047
	Southwestern Community College District GO	5.250%	8/1/2055	1,000	1,044
	State Center Community College District GO	5.000%	8/1/2047	285	292
[1]	Stockton Unified School District GO	0.000%	8/1/2027	280	267
[4]	Stockton Unified School District GO	5.000%	8/1/2049	500	509
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/2045	365	334
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/2050	450	396
[1]	Sweetwater Union High School District GO	3.375%	8/1/2040	220	192
	Sweetwater Union High School District GO	4.000%	8/1/2042	115	107
	Sweetwater Union High School District GO	5.000%	8/1/2052	150	154
[9]	Sweetwater Union High School District GO TOB VRDO	3.750%	9/2/2025	675	675
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2049	200	188
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project), ETM	5.000%	1/1/2026	40	40
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project), ETM	5.000%	1/1/2027	50	52
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project), Prere.	5.000%	1/1/2027	165	171
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2041	735	745
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2041	150	155
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2044	420	430
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2046	265	267
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2038	670	361
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2041	175	77
[1]	Twin Rivers Unified School District GO	3.375%	8/1/2043	295	245
[1]	Twin Rivers Unified School District GO	4.000%	8/1/2043	150	136
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2044	160	60
	Union Sanitary District Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/15/2030	255	287
	University of California College & University Revenue	5.000%	5/15/2026	60	61
	University of California College & University Revenue	5.000%	5/15/2026	170	174
	University of California College & University Revenue	5.000%	5/15/2026	380	388
	University of California College & University Revenue	5.000%	5/15/2026	870	888
	University of California College & University Revenue	5.000%	5/15/2026	895	913
	University of California College & University Revenue	5.000%	5/15/2026	800	817
	University of California College & University Revenue	4.000%	5/15/2027	65	67
	University of California College & University Revenue	5.000%	5/15/2027	445	468
	University of California College & University Revenue	5.000%	5/15/2027	40	42
	University of California College & University Revenue	5.000%	5/15/2027	45	47
	University of California College & University Revenue	5.000%	5/15/2027	285	299
	University of California College & University Revenue	5.000%	5/15/2027	510	536
	University of California College & University Revenue	4.000%	5/15/2028	140	147
	University of California College & University Revenue	5.000%	5/15/2028	35	38
	University of California College & University Revenue	5.000%	5/15/2028	145	157
	University of California College & University Revenue	5.000%	5/15/2028	410	429
	University of California College & University Revenue	5.000%	5/15/2028	710	767
	University of California College & University Revenue	5.000%	5/15/2028	115	124
	University of California College & University Revenue	5.000%	5/15/2028	1,770	1,912
	University of California College & University Revenue	4.000%	5/15/2029	30	31
	University of California College & University Revenue	5.000%	5/15/2029	35	39
	University of California College & University Revenue	5.000%	5/15/2029	815	903
	University of California College & University Revenue	5.000%	5/15/2029	2,080	2,303
	University of California College & University Revenue	5.000%	5/15/2029	170	178

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.000%	5/15/2029	1,130	1,251
University of California College & University Revenue	5.000%	5/15/2029	245	271
University of California College & University Revenue	5.000%	5/15/2029	2,910	3,223
University of California College & University Revenue	5.000%	5/15/2029	500	554
University of California College & University Revenue	5.000%	5/15/2029	220	244
University of California College & University Revenue	4.000%	5/15/2030	65	68
University of California College & University Revenue	5.000%	5/15/2030	385	403
University of California College & University Revenue	5.000%	5/15/2030	70	71
University of California College & University Revenue	5.000%	5/15/2030	20	23
University of California College & University Revenue	5.000%	5/15/2030	215	243
University of California College & University Revenue	5.000%	5/15/2030	3,250	3,671
University of California College & University Revenue	5.000%	5/15/2030	805	909
University of California College & University Revenue	5.000%	5/15/2030	90	96
University of California College & University Revenue	5.000%	5/15/2031	110	117
University of California College & University Revenue	5.000%	5/15/2031	75	78
University of California College & University Revenue	5.000%	5/15/2031	135	137
University of California College & University Revenue	5.000%	5/15/2031	50	57
University of California College & University Revenue	5.000%	5/15/2031	235	269
University of California College & University Revenue	5.000%	5/15/2031	445	510
University of California College & University Revenue	5.000%	5/15/2031	475	544
University of California College & University Revenue	5.000%	5/15/2031	50	57
University of California College & University Revenue	5.000%	5/15/2031	90	101
University of California College & University Revenue	5.000%	5/15/2031	1,010	1,157
University of California College & University Revenue	5.000%	5/15/2031	15	17
University of California College & University Revenue	5.000%	5/15/2032	50	53
University of California College & University Revenue	5.000%	5/15/2032	275	306
University of California College & University Revenue	5.000%	5/15/2032	1,470	1,697
University of California College & University Revenue	5.000%	5/15/2032	175	202
University of California College & University Revenue	5.000%	5/15/2032	220	229
University of California College & University Revenue	5.000%	5/15/2032	165	191
University of California College & University Revenue	5.000%	5/15/2032	585	675
University of California College & University Revenue	5.000%	5/15/2032	65	75
University of California College & University Revenue	5.000%	5/15/2032	515	595
University of California College & University Revenue	5.000%	5/15/2033	10	11
University of California College & University Revenue	5.000%	5/15/2033	70	71
University of California College & University Revenue	5.000%	5/15/2033	25	29
University of California College & University Revenue	5.000%	5/15/2033	480	557
University of California College & University Revenue	5.000%	5/15/2033	10	11
University of California College & University Revenue	5.000%	5/15/2033	1,855	2,154
University of California College & University Revenue	5.000%	5/15/2033	410	476
University of California College & University Revenue	5.000%	5/15/2033	690	801
University of California College & University Revenue	5.000%	5/15/2033	2,435	2,828
University of California College & University Revenue	5.000%	5/15/2034	95	96
University of California College & University Revenue	5.000%	5/15/2034	365	398
University of California College & University Revenue	5.000%	5/15/2034	1,025	1,173
University of California College & University Revenue	5.000%	5/15/2034	270	314
University of California College & University Revenue	5.000%	5/15/2034	350	407
University of California College & University Revenue	5.000%	5/15/2034	270	314
University of California College & University Revenue	5.000%	5/15/2035	110	111
University of California College & University Revenue	5.000%	5/15/2035	120	125
University of California College & University Revenue	5.000%	5/15/2035	95	103
University of California College & University Revenue	5.000%	5/15/2035	235	261
University of California College & University Revenue	5.000%	5/15/2035	250	282
University of California College & University Revenue	5.000%	5/15/2035	1,090	1,228
University of California College & University Revenue	5.000%	5/15/2035	995	1,121
University of California College & University Revenue	5.000%	5/15/2035	785	896
University of California College & University Revenue	5.000%	5/15/2035	40	46
University of California College & University Revenue	5.000%	5/15/2035	1,580	1,803
University of California College & University Revenue	5.000%	5/15/2035	215	248
University of California College & University Revenue	5.000%	5/15/2036	315	323
University of California College & University Revenue	5.000%	5/15/2036	550	557
University of California College & University Revenue	5.000%	5/15/2036	80	85
University of California College & University Revenue	5.000%	5/15/2036	25	27
University of California College & University Revenue	5.000%	5/15/2036	450	499
University of California College & University Revenue	5.000%	5/15/2036	800	897
University of California College & University Revenue	5.000%	5/15/2036	280	287
University of California College & University Revenue	5.000%	5/15/2036	55	62
University of California College & University Revenue	5.000%	5/15/2036	500	567
University of California College & University Revenue	5.000%	5/15/2036	400	453
University of California College & University Revenue	4.000%	5/15/2037	235	238

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.000%	5/15/2037	100	102
University of California College & University Revenue	5.000%	5/15/2037	55	57
University of California College & University Revenue	5.000%	5/15/2037	75	81
University of California College & University Revenue	5.000%	5/15/2037	810	889
University of California College & University Revenue	5.000%	5/15/2037	965	1,069
University of California College & University Revenue	5.000%	5/15/2037	590	654
University of California College & University Revenue	5.000%	5/15/2037	500	559
University of California College & University Revenue	5.000%	5/15/2037	375	419
University of California College & University Revenue	5.000%	5/15/2037	475	531
University of California College & University Revenue	5.250%	5/15/2037	500	570
University of California College & University Revenue	5.000%	5/15/2038	110	113
University of California College & University Revenue	5.000%	5/15/2038	1,900	1,998
University of California College & University Revenue	5.000%	5/15/2038	255	273
University of California College & University Revenue	5.000%	5/15/2038	600	650
University of California College & University Revenue	5.000%	5/15/2038	500	546
University of California College & University Revenue	5.000%	5/15/2038	945	1,032
University of California College & University Revenue	5.000%	5/15/2038	500	551
University of California College & University Revenue	5.000%	5/15/2038	285	314
University of California College & University Revenue	5.000%	5/15/2038	985	1,085
University of California College & University Revenue	5.000%	5/15/2038	400	440
University of California College & University Revenue	5.000%	5/15/2039	95	100
University of California College & University Revenue	5.000%	5/15/2039	635	683
University of California College & University Revenue	5.000%	5/15/2039	560	607
University of California College & University Revenue	5.000%	5/15/2039	625	678
University of California College & University Revenue	5.000%	5/15/2039	860	939
University of California College & University Revenue	5.000%	5/15/2039	500	546
University of California College & University Revenue	5.250%	5/15/2039	435	485
University of California College & University Revenue	4.000%	5/15/2040	1,015	993
University of California College & University Revenue	5.000%	5/15/2040	995	1,069
University of California College & University Revenue	5.000%	5/15/2040	210	226
University of California College & University Revenue	5.000%	5/15/2040	600	649
University of California College & University Revenue	5.000%	5/15/2040	845	914
University of California College & University Revenue	5.000%	5/15/2040	500	541
University of California College & University Revenue	5.250%	5/15/2040	2,000	2,206
University of California College & University Revenue	5.500%	5/15/2040	260	287
University of California College & University Revenue	5.000%	5/15/2041	730	735
University of California College & University Revenue	5.000%	5/15/2041	15	16
University of California College & University Revenue	5.000%	5/15/2041	255	270
University of California College & University Revenue	5.000%	5/15/2041	1,370	1,458
University of California College & University Revenue	5.000%	5/15/2041	130	138
University of California College & University Revenue	5.000%	5/15/2042	530	556
University of California College & University Revenue	5.000%	5/15/2042	375	396
University of California College & University Revenue	5.000%	5/15/2042	285	301
University of California College & University Revenue	5.000%	5/15/2042	250	265
University of California College & University Revenue	5.250%	5/15/2042	740	751
University of California College & University Revenue	5.000%	5/15/2043	60	61
University of California College & University Revenue	5.000%	5/15/2043	420	431
University of California College & University Revenue	5.000%	5/15/2043	800	835
University of California College & University Revenue	5.000%	5/15/2043	1,330	1,394
University of California College & University Revenue	5.000%	5/15/2043	285	299
University of California College & University Revenue	5.000%	5/15/2043	250	263
University of California College & University Revenue	5.000%	5/15/2044	410	428
University of California College & University Revenue	4.000%	5/15/2045	205	185
University of California College & University Revenue	5.000%	5/15/2045	115	119
University of California College & University Revenue	5.000%	5/15/2045	500	521
University of California College & University Revenue	4.000%	5/15/2046	625	556
University of California College & University Revenue	5.000%	5/15/2046	100	100
University of California College & University Revenue	4.000%	5/15/2047	2,445	2,143
University of California College & University Revenue	5.000%	5/15/2047	65	65
University of California College & University Revenue	5.250%	5/15/2047	160	161
University of California College & University Revenue	4.000%	5/15/2048	50	43
University of California College & University Revenue	5.000%	5/15/2048	2,755	2,759
University of California College & University Revenue	5.000%	5/15/2049	60	60
University of California College & University Revenue	2.500%	5/15/2050	50	30
University of California College & University Revenue	4.000%	5/15/2050	1,395	1,201
University of California College & University Revenue	4.000%	5/15/2051	575	492
University of California College & University Revenue	5.000%	5/15/2052	2,100	2,123
University of California College & University Revenue	5.000%	5/15/2053	1,300	1,329
University of California College & University Revenue	5.000%	5/15/2054	525	535
University of California College & University Revenue	4.000%	5/15/2055	340	288

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.250%	5/15/2055	410	427
	University of California College & University Revenue	5.250%	5/15/2058	25	25
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2027	45	47
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2028	60	65
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2030	325	340
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2031	40	43
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2031	230	240
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2032	290	301
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2032	80	91
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2033	255	264
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	15	16
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	210	217
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	185	205
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	155	157
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	270	278
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	145	159
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	510	511
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	30	31
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2036	230	236
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2037	80	81
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2037	20	21
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2038	60	60
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2039	230	228
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2039	110	113
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2040	335	327
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2041	125	120
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2042	1,045	1,055
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2043	270	274
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2046	1,255	1,121
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2046	2,250	2,296
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2047	130	115
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2047	675	678
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2048	485	420
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2048	1,060	1,061
	University of California College & University Revenue (Limited Project)	3.000%	5/15/2051	725	508
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2051	505	428
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2051	50	50
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2052	180	180
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2058	2,090	2,090
	University of California College & University Revenue (Limited Project)	5.500%	5/15/2058	50	51
	University of California College & University Revenue VRDO	3.400%	9/2/2025	4,755	4,755
	University of California College & University Revenue VRDO	3.550%	9/2/2025	2,215	2,215
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	500	502
	Upland Unified School District GO	0.000%	8/1/2050	1,295	389
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/2045	210	191
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/2050	225	198
	Ventura County Community College District GO	3.125%	8/1/2031	105	105
	Ventura Unified School District GO	4.250%	8/1/2051	1,075	991
	Ventura Unified School District GO	5.250%	8/1/2055	500	518
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2027	100	103
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	405	423
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	680	717
	Victor Valley Community College District GO	4.000%	8/1/2044	35	32
	Vista Unified School District GO	4.000%	8/1/2044	395	359
[4]	Vista Unified School District GO	4.250%	8/1/2044	110	106
[4]	Vista Unified School District GO	5.250%	8/1/2048	540	562
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2027	75	72
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2032	1,300	1,044
[1]	West Contra Costa Unified School District GO	3.000%	8/1/2045	370	276
	West Contra Costa Unified School District GO	4.000%	8/1/2054	165	141
	West Contra Costa Unified School District GO	4.000%	8/1/2054	55	47
[4]	West Contra Costa Unified School District GO	4.000%	8/1/2054	175	149
	West Contra Costa Unified School District GO	4.000%	8/1/2054	140	119
	West Contra Costa Unified School District GO	4.000%	8/1/2054	100	85
[4]	West Contra Costa Unified School District GO	5.000%	8/1/2054	195	197
	West Valley-Mission Community College District GO	5.000%	8/1/2032	180	188
	West Valley-Mission Community College District GO	4.000%	8/1/2034	835	847
	Westside Union School District GO	0.000%	8/1/2050	100	28
[1]	William S Hart Union High School District GO	0.000%	9/1/2026	270	264
	William S Hart Union High School District GO	0.000%	8/1/2033	150	116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	William S Hart Union High School District GO	0.000%	8/1/2034	125	92
	William S Hart Union High School District GO	3.500%	8/1/2038	630	591
Total Tax-Exempt Municipal Bonds (Cost $1,295,007)					1,285,736
Total Investments (102.0%) (Cost $1,295,007)					1,285,736
Other Assets and Liabilities—Net (-2.0%)					(25,294)
Net Assets (100%)					1,260,442
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Step bond.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2025.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
9	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, the aggregate value was $15,185, representing 1.2% of net assets.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2025, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.